UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (50.6%)(a)
			Shares	Value

Basic materials (2.9%)

Agrium, Inc. (Canada)			280	$27,300

Akzo Nobel NV (Netherlands)			463	29,390

American Vanguard Corp.			969	29,593

Andersons, Inc. (The)			57	3,051

Archer Daniels-Midland Co.			340	11,468

Arkema (France)			345	31,386

Assa Abloy AB Class B (Sweden)			1,874	76,524

Axiall Corp.			1,629	101,259

Barrick Gold Corp. (Canada)			655	19,240

BASF SE (Germany)			3,363	294,518

Bemis Co., Inc.			2,200	88,792

BHP Billiton PLC (United Kingdom)			2,409	70,096

BHP Billiton, Ltd. (Australia)			3,863	132,192

Black Earth Farming, Ltd. SDR (Russia)(NON)			606	1,148

Buckeye Technologies, Inc.			1,187	35,551

Cambrex Corp.(NON)			3,771	48,231

CF Industries Holdings, Inc.			1,171	222,923

Chemtura Corp.(NON)			2,995	64,722

Chicago Bridge & Iron Co., NV			2,600	161,460

China Shanshui Cement Group, Ltd. (China)			46,000	26,546

Cresud S.A.C.I.F. y A. ADR (Argentina)(NON)(S)			247	2,319

Cytec Industries, Inc.			1,100	81,488

Domtar Corp. (Canada)			800	62,096

Eagle Materials, Inc.			842	56,102

Eastman Chemical Co.			2,700	188,649

Evraz PLC (United Kingdom)			23,377	78,855

Fortescue Metals Group, Ltd. (Australia)			3,714	15,381

Fortune Brands Home & Security, Inc.(NON)			3,900	145,977

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			1,200	39,720

Goldcorp, Inc. (Canada)			1,767	59,454

Golden Agri-Resources, Ltd. (Singapore)			31,000	14,528

GrainCorp, Ltd. Class A (Australia)			716	8,714

Horsehead Holding Corp.(NON)			4,211	45,816

Huntsman Corp.			4,000	74,360

Incitec Pivot, Ltd. (Australia)			2,057	6,643

Innophos Holdings, Inc.			1,156	63,071

Innospec, Inc.			1,140	50,479

Intrepid Potash, Inc.			177	3,321

KapStone Paper and Packaging Corp.			1,361	37,836

Koninklijke Boskalis Westminster NV (Netherlands)			1,349	53,588

Koppers Holdings, Inc.			846	37,207

Kraton Performance Polymers, Inc.(NON)			1,103	25,810

KWS Saat AG (Germany)			13	4,633

L.B. Foster Co. Class A			460	20,373

Landec Corp.(NON)			2,718	39,329

LSB Industries, Inc.(NON)			3,267	113,626

LyondellBasell Industries NV Class A			5,100	322,779

Minerals Technologies, Inc.			460	19,095

Monsanto Co.			7,651	808,175

Mosaic Co. (The)			131	7,809

Newcrest Mining, Ltd. (Australia)			401	8,380

Nitto Denko Corp. (Japan)			2,200	130,175

NN, Inc.(NON)			3,048	28,834

Nufarm, Ltd. (Australia)			1,026	4,227

OM Group, Inc.(NON)			1,000	23,480

Packaging Corp. of America			2,000	89,740

PolyOne Corp.			3,161	77,160

Potash Corp. of Saskatchewan, Inc. (Canada)			366	14,366

PPG Industries, Inc.			2,025	271,229

PT Astra Agro Lestari Tbk (Indonesia)			1,500	2,862

PT Indocement Tunggal Prakarsa Tbk (Indonesia)			10,500	25,204

Rio Tinto PLC (United Kingdom)			2,194	102,844

Rio Tinto, Ltd. (Australia)			1,794	107,190

S&W Seed Co.(NON)(S)			2,807	29,502

Sealed Air Corp.			2,631	63,433

Sherwin-Williams Co. (The)			1,500	253,335

SLC Agricola SA (Brazil)			272	2,487

Sociedad Quimica y Minera de Chile SA ADR (Chile)			212	11,755

Sumitomo Metal Mining Co., Ltd. (Japan)			4,000	57,067

Syngenta AG (Switzerland)			334	139,328

ThyssenKrupp AG (Germany)(NON)			305	6,203

Trex Co., Inc.(NON)			1,254	61,672

Tronox, Ltd. Class A			1,525	30,210

Valspar Corp.(S)			1,900	118,275

Vilmorin & Cie (France)			31	3,729

voestalpine AG (Austria)			2,134	65,528

W.R. Grace & Co.(NON)			2,117	164,089

Wendel SA (France)			537	56,831

Xstrata PLC (United Kingdom)			3,409	55,320

Yara International ASA (Norway)			198	8,970

				5,976,048
Capital goods (3.2%)

ABB, Ltd. (Switzerland)			3,808	85,884

ACS Actividades de Construccion y Servicios SA (Spain)			339	7,911

Aecom Technology Corp.(NON)			3,100	101,680

AGCO Corp.			298	15,532

Alliant Techsystems, Inc.(S)			568	41,140

Altra Holdings, Inc.			2,313	62,960

Avery Dennison Corp.			2,800	120,596

AZZ, Inc.			766	36,921

Ball Corp.			2,900	137,982

Beijing Enterprises Water Group, Ltd. (China)			64,000	19,060

Boeing Co. (The)			11,800	1,013,030

Chart Industries, Inc.(NON)			817	65,368

Chase Corp.			1,228	23,725

China Communications Construction Co., Ltd. (China)			53,000	49,440

CNH Global NV(S)			227	9,380

Cummins, Inc.			3,600	416,916

Daelim Industrial Co., Ltd. (South Korea)			73	6,017

Daikin Industries, Ltd. (Japan)			200	7,840

Deere & Co.(S)			179	15,390

Delphi Automotive PLC (United Kingdom)			8,100	359,640

DXP Enterprises, Inc.(NON)(S)			631	47,136

Embraer SA ADR (Brazil)			500	17,835

European Aeronautic Defence and Space Co. NV (France)			3,244	165,085

Franklin Electric Co., Inc.			1,758	59,016

Gardner Denver, Inc.			1,400	105,154

Generac Holdings, Inc.			1,421	50,218

General Dynamics Corp.			5,900	416,009

Great Lakes Dredge & Dock Corp.			6,243	42,015

Greenbrier Companies, Inc.(NON)(S)			2,891	65,655

HEICO Corp.(S)			456	19,795

Hyflux, Ltd. (Singapore)			11,000	12,967

Hyster-Yale Materials Holdings, Inc.			228	13,017

Hyster-Yale Materials Holdings, Inc. Class B(F)			228	13,017

IHI Corp. (Japan)			15,000	45,573

Ingersoll-Rand PLC			6,000	330,060

Invensys PLC (United Kingdom)			11,234	59,880

JGC Corp. (Japan)			2,000	50,544

Kadant, Inc.(NON)			1,573	39,325

Kawasaki Heavy Industries, Ltd. (Japan)			19,000	59,542

KBR, Inc.			3,800	121,904

Leggett & Platt, Inc.(S)			4,000	135,120

Lindsay Corp.			110	9,700

Lockheed Martin Corp.			4,818	465,033

McDermott International, Inc.(NON)			9,974	109,614

Metso Corp. OYJ (Finland)			267	11,359

Miller Industries, Inc.			1,499	24,059

Mitsubishi Electric Corp. (Japan)			6,000	48,250

NACCO Industries, Inc. Class A			228	12,166

Northrop Grumman Corp.(S)			4,900	343,735

Pentair, Ltd.			1	53

Raytheon Co.			6,341	372,787

Safran SA (France)			1,299	57,938

Schindler Holding AG (Switzerland)(NON)			494	72,385

Shanghai Prime Machinery Co., Ltd. (China)			110,000	14,605

Singapore Technologies Engineering, Ltd. (Singapore)			10,000	34,828

Standard Motor Products, Inc.			2,160	59,875

Standex International Corp.			654	36,114

Staples, Inc.			15,900	213,537

Stoneridge, Inc.(NON)			3,340	25,484

Terex Corp.(NON)			3,000	103,260

Tetra Tech, Inc.(NON)			839	25,581

TriMas Corp.(NON)			2,578	83,708

Valmont Industries, Inc.			452	71,086

Vinci SA (France)			2,009	90,507

WABCO Holdings, Inc.(NON)			1,800	127,062

Coway Co., Ltd. (South Korea)			630	27,718

				6,905,723
Communication services (2.4%)

Arris Group, Inc.(NON)			1,161	19,934

Aruba Networks, Inc.(NON)			1,284	31,766

AT&T, Inc.			12,131	445,086

BCE, Inc. (Canada)			823	38,450

BroadSoft, Inc.(NON)(S)			282	7,465

BT Group PLC (United Kingdom)			16,328	68,971

CalAmp Corp.(NON)			2,433	26,690

Comcast Corp. Class A			30,100	1,264,501

Deutsche Telekom AG (Germany)			5,008	52,935

DISH Network Corp. Class A			4,900	185,710

EchoStar Corp. Class A(NON)			5,014	195,396

France Telecom SA (France)			5,085	51,429

HSN, Inc.(S)			369	20,243

IAC/InterActiveCorp.			5,100	227,868

InterDigital, Inc.			319	15,258

InterXion Holding NV (Netherlands)(NON)			1,937	46,914

Jazztel PLC (Spain)(NON)			2,573	19,591

Kabel Deutschland Holding AG (Germany)			177	16,331

Loral Space & Communications, Inc.			636	39,356

MetroPCS Communications, Inc.(NON)			9,800	106,820

NeuStar, Inc. Class A(NON)			962	44,762

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			300	13,082

NTT DoCoMo, Inc. (Japan)			50	75,477

TalkTalk Telecom Group PLC (United Kingdom)			5,273	21,825

TDC A/S (Denmark)			2,278	17,503

Tele2 AB Class B (Sweden)			3,112	54,155

Telecom Italia SpA (Italy)			19,082	13,478

Telefonica SA (Spain)			4,667	62,755

Telenor ASA (Norway)			2,722	59,513

Telstra Corp., Ltd. (Australia)			16,234	76,319

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			3,301	22,167

tw telecom, inc.(NON)			4,500	113,355

USA Mobility, Inc.			1,764	23,408

Verizon Communications, Inc.(S)			28,721	1,411,637

Virgin Media, Inc. (United Kingdom)			500	24,485

Vodafone Group PLC (United Kingdom)			67,072	190,169

Ziggo NV (Netherlands)			567	19,940

				5,124,744
Conglomerates (1.0%)

AMETEK, Inc.			5,300	229,808

Danaher Corp.			10,100	627,715

General Electric Co.			25,045	579,040

Marubeni Corp. (Japan)			4,000	29,872

Mitsui & Co., Ltd. (Japan)			6,100	85,083

Siemens AG (Germany)			1,956	210,688

Tyco International, Ltd.			10,895	348,640

				2,110,846
Consumer cyclicals (5.9%)

ADT Corp. (The)(S)			5,050	247,147

Advance Auto Parts, Inc.			2,000	165,300

American Eagle Outfitters, Inc.			5,400	100,980

ANN, Inc.(NON)			876	25,422

Babcock International Group PLC (United Kingdom)			3,585	59,266

Bayerische Motoren Werke (BMW) AG (Germany)			1,444	124,590

Bed Bath & Beyond, Inc.(NON)(S)			4,700	302,774

Belo Corp. Class A			10,934	107,481

Big Lots, Inc.(NON)			3,813	134,485

Bridgestone Corp. (Japan)			1,300	43,778

Brunswick Corp.			539	18,445

Buckle, Inc. (The)(S)			535	24,958

Bureau Veritas SA (France)			509	63,354

Cabela's, Inc.(NON)			366	22,245

Carmike Cinemas, Inc.(NON)			1,714	31,058

Cash America International, Inc.			327	17,158

Chico's FAS, Inc.(S)			5,200	87,360

Cie Financiere Richemont SA (Switzerland)			1,353	106,182

Cie Generale des Etablissements Michelin (France)			797	66,662

Coach, Inc.			5,755	287,692

Compass Group PLC (United Kingdom)			10,653	136,049

Cooper Tire & Rubber Co.			3,548	91,042

Corporate Executive Board Co. (The)			402	23,380

Crocs, Inc.(NON)			1,339	19,844

Daihatsu Motor Co., Ltd. (Japan)			3,000	62,209

Daimler AG (Registered Shares) (Germany)			981	53,374

Deckers Outdoor Corp.(NON)			337	18,768

Deluxe Corp.			2,119	87,727

Demand Media, Inc.(NON)(S)			1,175	10,140

Destination Maternity Corp.			2,537	59,366

Dillards, Inc. Class A(S)			1,000	78,550

Elders, Ltd. (Australia)(NON)			6,143	770

Expedia, Inc.(S)			2,350	141,024

Experian Group, Ltd. (United Kingdom)			3,368	58,340

Foot Locker, Inc.			4,000	136,960

Francesca's Holdings Corp.(NON)(S)			915	26,224

Fuji Heavy Industries, Ltd. (Japan)			5,000	77,601

G&K Services, Inc. Class A			703	31,994

GameStop Corp. Class A(S)			1,174	32,837

Gannett Co., Inc.			6,700	146,529

Gap, Inc. (The)			6,700	237,180

Genesco, Inc.(NON)			865	51,978

Global Cash Access Holdings, Inc.(NON)			3,097	21,834

Global Mediacom Tbk PT (Indonesia)			128,500	30,835

Green Dot Corp. Class A(NON)			1,269	21,205

Harbinger Group, Inc.(NON)			2,757	22,773

Hino Motors, Ltd. (Japan)			5,000	53,646

HMS Holdings Corp.(NON)(S)			848	23,023

Home Depot, Inc. (The)			17,600	1,228,128

Indofood Agri Resources, Ltd. (Singapore)			1,000	997

Isuzu Motors, Ltd. (Japan)			18,000	106,124

ITV PLC (United Kingdom)			30,568	60,102

Jarden Corp.(NON)			3,350	143,548

KAR Auction Services, Inc.			1,861	37,276

Kingfisher PLC (United Kingdom)			991	4,334

La-Z-Boy, Inc.(S)			4,079	76,971

Lear Corp.			2,800	153,636

Lowe's Cos., Inc.			19,200	728,064

LS Corp. (South Korea)			103	8,165

Lumber Liquidators Holdings, Inc.(NON)			241	16,923

Macy's, Inc.			8,200	343,088

Marcus Corp.			2,827	35,309

Maruti Suzuki India, Ltd. (India)			824	19,450

Matahari Department Store Tbk PT (Indonesia)(NON)			7,500	8,490

MAXIMUS, Inc.			274	21,912

McGraw-Hill Cos., Inc. (The)			5,600	291,648

MGM China Holdings, Ltd. (Hong Kong)			32,800	70,234

Mitsubishi Motors Corp. (Japan)(NON)			51,000	53,094

Namco Bandai Holdings, Inc. (Japan)			3,200	56,600

Navistar International Corp.(NON)			1,011	34,950

Next PLC (United Kingdom)			1,900	126,044

Nintendo Co., Ltd. (Japan)			200	21,480

Nissan Motor Co., Ltd. (Japan)			11,700	112,482

O'Reilly Automotive, Inc.(NON)			2,600	266,630

OPAP SA (Greece)			4,662	36,812

PetSmart, Inc.			2,600	161,460

Pier 1 Imports, Inc.(S)			750	17,250

PPR SA (France)			154	33,835

Prada SpA (Italy)			1,700	17,400

Priceline.com, Inc.(NON)			900	619,137

PulteGroup, Inc.(NON)			8,900	180,136

Randstad Holding NV (Netherlands)			595	24,361

Ryland Group, Inc. (The)(S)			1,779	74,042

Scania AB Class B (Sweden)			2,997	62,685

Select Comfort Corp.(NON)			1,055	20,857

Sinclair Broadcast Group, Inc. Class A			4,458	90,230

Six Flags Entertainment Corp.			199	14,424

SJM Holdings, Ltd. (Hong Kong)			35,000	87,625

Sonic Automotive, Inc. Class A			6,496	143,951

Suzuki Motor Corp. (Japan)			3,600	80,731

Swatch Group AG (The) (Switzerland)			102	59,311

Tempur-Pedic International, Inc.(NON)			1,121	55,635

Tile Shop Holdings, Inc.(NON)			1,172	24,624

TJX Cos., Inc. (The)			12,600	589,050

Tom Tailor Holding AG (Germany)			551	12,403

Total Systems Services, Inc.			10,300	255,234

Town Sports International Holdings, Inc.			2,751	26,024

Toyota Motor Corp. (Japan)			400	20,651

Trump Entertainment Resorts, Inc.(NON)			34	136

TUI Travel PLC (United Kingdom)			6,025	29,808

URS Corp.			2,000	94,820

Valeo SA (France)			488	26,407

ValueClick, Inc.(NON)			1,768	52,244

VOXX International Corp.(NON)			4,259	45,614

Wal-Mart Stores, Inc.			16,497	1,234,471

WPP PLC (United Kingdom)			5,538	88,270

Wyndham Worldwide Corp.			3,400	219,232

Wynn Resorts, Ltd.			1,900	237,804

				12,553,892
Consumer staples (4.7%)

AFC Enterprises(NON)			3,572	129,771

Ajinomoto Co., Inc. (Japan)			5,000	75,158

Anheuser-Busch InBev NV (Belgium)			1,430	141,603

Associated British Foods PLC (United Kingdom)			3,901	112,679

Avis Budget Group, Inc.(NON)			5,052	140,597

Barrett Business Services, Inc.			993	52,291

Beacon Roofing Supply, Inc.(NON)(S)			1,458	56,366

BRF - Brasil Foods SA ADR (Brazil)(S)			343	7,584

Bright Horizons Family Solutions, Inc.(NON)			894	30,208

Brinker International, Inc.(S)			1,875	70,594

British American Tobacco (BAT) PLC (United Kingdom)			2,940	157,558

Bunge, Ltd.			139	10,262

Calbee, Inc. (Japan)			800	64,843

Carrefour SA (France)			2,153	58,936

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			10,000	644

Chiquita Brands International, Inc.(NON)			120	931

Coca-Cola Co. (The)			4,600	186,024

Cola-Cola Amatil, Ltd. (Australia)			1,549	23,554

Constellation Brands, Inc. Class A(NON)			2,900	138,156

Core-Mark Holding Co., Inc.			689	35,353

CVS Caremark Corp.			14,000	769,860

DeNA Co., Ltd. (Japan)			1,100	29,856

Diageo PLC (United Kingdom)			2,081	65,611

Distribuidora Internacional de Alimentacion SA (Spain)			8,369	57,887

Domino's Pizza, Inc.			365	18,776

Fiesta Restaurant Group, Inc.(NON)			629	16,713

Fomento Economico Mexicano SAB de CV ADR (Mexico)			300	34,050

General Mills, Inc.			8,400	414,204

Geo Group, Inc. (The)			1,794	67,490

Glanbia PLC (Ireland)			430	5,105

Grand Canyon Education, Inc.(NON)			1,139	28,919

Hain Celestial Group, Inc. (The)(NON)			466	28,463

Heineken Holding NV (Netherlands)			1,371	87,853

Henkel AG & Co. KGaA (Preference) (Germany)			335	32,245

Imperial Tobacco Group PLC (United Kingdom)			231	8,069

Ingredion, Inc.			143	10,342

IOI Corp. Bhd (Malaysia)			3,700	5,592

ITOCHU Corp. (Japan)			3,200	38,447

Japan Tobacco, Inc. (Japan)			5,600	178,467

JM Smucker Co. (The)			1,900	188,404

Kao Corp. (Japan)			2,600	85,069

Kerry Group PLC Class A (Ireland)			1,219	72,636

Koninklijke Ahold NV (Netherlands)			4,803	73,604

Kraft Foods Group, Inc.			7,600	391,628

Kuala Lumpur Kepong Bhd (Malaysia)			900	6,080

Lawson, Inc. (Japan)			200	15,403

Liberty Interactive Corp. Class A(NON)			12,200	260,836

Lorillard, Inc.(S)			5,800	234,030

Magnit OJSC (Russia)			148	28,279

Maple Leaf Foods, Inc. (Canada)			278	3,760

Molson Coors Brewing Co. Class B			2,500	122,325

Nestle SA (Switzerland)			4,567	330,269

Olam International, Ltd. (Singapore)			2,000	2,780

On Assignment, Inc.(NON)			1,509	38,193

OpenTable, Inc.(NON)			333	20,972

Papa John's International, Inc.(NON)			604	37,339

Pernod-Ricard SA (France)			500	62,304

Philip Morris International, Inc.			15,661	1,451,931

Pinnacle Foods, Inc.(NON)			1,299	28,851

Prestige Brands Holdings, Inc.(NON)			1,689	43,390

Procter & Gamble Co. (The)			22,024	1,697,169

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)			13,500	2,686

Reckitt Benckiser Group PLC (United Kingdom)			1,785	127,962

Robert Half International, Inc.			3,600	135,108

SABMiller PLC (United Kingdom)			2,275	119,742

Smithfield Foods, Inc.(NON)			156	4,131

Spartan Stores, Inc.(S)			1,240	21,762

Suedzucker AG (Germany)			1,696	71,634

Swatch Group AG (The) (Switzerland)			584	59,274

Tate & Lyle PLC (United Kingdom)			488	6,303

Tesco PLC (United Kingdom)			4,574	26,518

Toyota Tsusho Corp. (Japan)			3,800	98,456

TrueBlue, Inc.(NON)			5,259	111,175

Tyson Foods, Inc. Class A			274	6,801

Unilever PLC (United Kingdom)			1,539	65,102

United Natural Foods, Inc.(NON)			416	20,467

USANA Health Sciences, Inc.(NON)			309	14,934

Walgreen Co.			10,600	505,408

Wilmar International, Ltd. (Singapore)			2,000	5,580

WM Morrison Supermarkets PLC (United Kingdom)			2,139	8,977

Wolseley PLC (United Kingdom)			672	33,420

Woolworths, Ltd. (Australia)			2,761	97,452

				10,129,205
Energy (4.5%)

Alpha Natural Resources, Inc.(NON)			5,900	48,439

BG Group PLC (United Kingdom)			3,665	62,872

BP PLC (United Kingdom)			19,176	134,001

Cabot Oil & Gas Corp.			3,700	250,157

Caltex Australia, Ltd. (Australia)			3,965	88,567

Canadian Natural Resources, Ltd. (Canada)			1,200	38,474

Chevron Corp.			4,301	511,045

ConocoPhillips			15,948	958,475

CVR Energy, Inc. (Escrow)(F)			1,984	—

Deepocean Group (Shell) (acquired 06/09/11, cost $19,306) (Norway)(RES)			1,329	19,935

Delek US Holdings, Inc.			1,048	41,354

ENI SpA (Italy)			7,406	166,419

EPL Oil & Gas, Inc.(NON)			2,102	56,355

Exxon Mobil Corp.			15,604	1,406,076

Ezion Holdings, Ltd. (Singapore)			16,000	28,071

Gulfport Energy Corp.(NON)			495	22,686

Halliburton Co.			900	36,369

Helix Energy Solutions Group, Inc.(NON)			4,084	93,442

Helmerich & Payne, Inc.(S)			2,000	121,400

HollyFrontier Corp.			3,800	195,510

Key Energy Services, Inc.(NON)(S)			5,129	41,442

Kodiak Oil & Gas Corp.(NON)			3,279	29,806

Marathon Petroleum Corp.			5,450	488,320

Occidental Petroleum Corp.			10,495	822,493

Oceaneering International, Inc.			2,200	146,102

Oil States International, Inc.(NON)			1,300	106,041

ONEOK, Inc.			4,300	204,981

Peabody Energy Corp.			5,400	114,210

Petrofac, Ltd. (United Kingdom)			804	17,506

Phillips 66			8,924	624,412

Repsol YPF SA (Spain)			2,384	48,437

Rosetta Resources, Inc.(NON)			490	23,314

Royal Dutch Shell PLC Class A (United Kingdom)			4,885	158,025

Royal Dutch Shell PLC Class A (United Kingdom)			4,258	137,490

Royal Dutch Shell PLC Class B (United Kingdom)			3,397	112,780

Schlumberger, Ltd.			15,200	1,138,328

Statoil ASA (Norway)			3,381	81,736

Stone Energy Corp.(NON)			1,422	30,929

Suncor Energy, Inc. (Canada)			2,200	65,923

Swift Energy Co.(NON)(S)			1,824	27,013

Tesoro Corp.			4,040	236,542

Total SA (France)			2,000	95,767

Tullow Oil PLC (United Kingdom)			1,592	29,777

Unit Corp.(NON)			688	31,338

Vaalco Energy, Inc.(NON)			7,642	58,003

Valero Energy Corp.			9,000	409,410

W&T Offshore, Inc.			1,379	19,582

Western Refining, Inc.			1,740	61,613

				9,640,967
Financials (9.1%)

3i Group PLC (United Kingdom)			10,878	52,230

ACE, Ltd.			618	54,983

Admiral Group PLC (United Kingdom)			371	7,509

AG Mortgage Investment Trust, Inc.(R)			711	18,109

Ageas (Belgium)			2,141	72,412

Agree Realty Corp.(R)			1,196	36,000

AIA Group, Ltd. (Hong Kong)			32,800	143,768

Alleghany Corp.(NON)			600	237,552

Allianz SE (Germany)			1,336	181,445

Allied World Assurance Co. Holdings AG			2,277	211,123

American Capital Agency Corp.(R)			5,300	173,734

American Capital Mortgage Investment Corp.(R)			1,286	33,243

American Equity Investment Life Holding Co.			2,812	41,871

American Financial Group, Inc.			3,244	153,701

American International Group, Inc.(NON)			16,600	644,412

Amtrust Financial Services, Inc.(S)			746	25,849

Aon PLC			8,700	535,050

Apollo Commercial Real Estate Finance, Inc.(R)(S)			1,445	25,418

Apollo Residential Mortgage, Inc.			1,338	29,824

Arlington Asset Investment Corp. Class A			817	21,087

ARMOUR Residential REIT, Inc.(R)			3,812	24,892

Ashford Hospitality Trust, Inc.(R)			4,485	55,435

Ashmore Group PLC (United Kingdom)			4,692	24,952

Associated Banc-Corp.			6,700	101,773

Australia & New Zealand Banking Group, Ltd. (Australia)			4,561	136,003

AvalonBay Communities, Inc.(R)			1,500	190,005

AXA SA (France)			6,854	117,818

Axis Capital Holdings, Ltd.			4,000	166,480

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			9,514	82,478

Banco Latinoamericano de Exportaciones SA Class E (Panama)			2,681	66,328

Banco Santander Central Hispano SA (Spain)			10,545	70,857

Bank of Ireland (Ireland)(NON)			87,026	17,179

Bank of Kentucky Financial Corp.			707	19,393

Bank of Yokohama, Ltd. (The) (Japan)			13,000	75,264

Barclays PLC (United Kingdom)			58,251	257,695

Berkshire Hathaway, Inc. Class B(NON)			2,500	260,500

BofI Holding, Inc.(NON)(S)			2,086	74,846

British Land Company PLC (United Kingdom)(R)			4,271	35,271

Cardinal Financial Corp.			2,336	42,468

CBL & Associates Properties, Inc.(R)(S)			4,596	108,466

Chimera Investment Corp.(R)			28,287	90,236

China Construction Bank Corp. (China)			16,000	13,104

CIT Group, Inc.(NON)			6,100	265,228

Citigroup, Inc.			495	21,899

Citizens & Northern Corp.			1,505	29,348

Citizens Republic Bancorp, Inc.(NON)			1,336	30,127

City National Corp.(S)			2,000	117,820

CNO Financial Group, Inc.			2,978	34,098

Commonwealth Bank of Australia (Australia)			2,974	211,389

CoreLogic, Inc.(NON)			7,700	199,122

Credicorp, Ltd. (Peru)			55	9,133

Credit Acceptance Corp.(NON)			423	51,665

Credit Agricole SA (France)(NON)			7,404	60,988

Credit Suisse Group (Switzerland)			1,595	41,853

CYS Investments, Inc.(R)(S)			2,275	26,709

DBS Group Holdings, Ltd. (Singapore)			5,000	64,684

Deutsche Bank AG (Germany)			2,265	88,307

Dexus Property Group (Australia)			82,705	90,049

Discover Financial Services			9,500	425,980

Dynex Capital, Inc.(R)			3,328	35,543

E*Trade Financial Corp.(NON)			1,630	17,457

Eagle Bancorp, Inc.(NON)			1,186	25,962

East West Bancorp, Inc.			1,910	49,030

Eaton Vance Corp.(S)			4,200	175,686

EPR Properties(R)(S)			475	24,724

Federal Realty Investment Trust(R)			1,100	118,844

Fidelity National Financial, Inc. Class A			7,700	194,271

Fifth Third Bancorp(S)			25,300	412,643

Financial Institutions, Inc.			1,558	31,098

First Community Bancshares Inc.			1,476	23,395

First Industrial Realty Trust(NON)(R)			1,433	24,547

Flushing Financial Corp.			1,518	25,715

Genworth Financial, Inc. Class A(NON)			32,701	327,010

Glimcher Realty Trust(R)(S)			2,800	32,480

Goldman Sachs Group, Inc. (The)			6,800	1,000,620

Grupo Financiero Banorte SAB de CV (Mexico)			5,000	40,080

Hang Seng Bank, Ltd. (Hong Kong)			4,600	73,897

Hanmi Financial Corp.(NON)			3,082	49,312

Hatteras Financial Corp.(R)			2,000	54,860

Health Care REIT, Inc.(R)			3,600	244,476

Heartland Financial USA, Inc.			1,046	26,432

Heritage Financial Group, Inc.			1,439	20,837

HFF, Inc. Class A			4,199	83,686

Hongkong Land Holdings, Ltd. (Hong Kong)			3,000	22,253

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)			2,568	39,116

HSBC Holdings, PLC (United Kingdom)			25,434	271,486

ING Groep NV GDR (Netherlands)(NON)			11,038	78,343

Insurance Australia Group, Ltd. (Australia)			20,032	119,416

Intact Financial Corp. (Canada)			400	24,511

Invesco Mortgage Capital, Inc.(R)			1,148	24,556

Investor AB Class B (Sweden)			2,019	58,309

Investors Real Estate Trust(R)(S)			3,247	32,048

iStar Financial, Inc.(NON)(R)(S)			2,719	29,610

Jones Lang LaSalle, Inc.(S)			217	21,572

Joyo Bank, Ltd. (The) (Japan)			11,000	61,582

JPMorgan Chase & Co.			34,043	1,615,681

KKR & Co. LP			1,600	30,912

Lexington Realty Trust(R)(S)			6,295	74,281

Lloyds Banking Group PLC (United Kingdom)(NON)			17,384	12,861

LTC Properties, Inc.(R)			1,681	68,467

Maiden Holdings, Ltd. (Bermuda)			2,577	27,290

MainSource Financial Group, Inc.			2,315	32,503

MFA Financial, Inc.(R)			3,826	35,658

Mitsubishi Estate Co., Ltd. (Japan)			3,000	82,732

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			16,900	100,177

Muenchener Rueckversicherungs AG (Germany)			385	72,003

Nasdaq OMX Group, Inc. (The)			5,100	164,730

National Financial Partners Corp.(NON)			1,262	28,307

National Health Investors, Inc.(R)			933	61,065

Nationstar Mortgage Holdings, Inc.(NON)			1,677	61,881

Nelnet, Inc. Class A			1,391	47,016

Northern Trust Corp.(S)			4,900	267,344

Ocwen Financial Corp.(NON)			820	31,094

One Liberty Properties, Inc.(R)			1,569	34,079

Oriental Financial Group (Puerto Rico)(S)			1,406	21,807

ORIX Corp. (Japan)			10,700	135,377

Pacific Premier Bancorp, Inc.(NON)			1,436	18,883

PartnerRe, Ltd.(S)			2,244	208,939

Peoples Bancorp, Inc.			1,437	32,174

Persimmon PLC (United Kingdom)			1,919	31,170

PHH Corp.(NON)(S)			1,237	27,165

PNC Financial Services Group, Inc.			8,800	585,200

Popular, Inc. (Puerto Rico)(NON)			5,512	152,186

Portfolio Recovery Associates, Inc.(NON)			527	66,887

Protective Life Corp.			4,504	161,243

Prudential PLC (United Kingdom)			13,124	212,374

PS Business Parks, Inc.(R)			1,051	82,945

Public Storage(R)			2,000	304,640

Realogy Holdings Corp.(NON)			153	7,473

Regus PLC (United Kingdom)			15,280	36,846

Republic Bancorp, Inc. Class A			934	21,146

Resona Holdings, Inc. (Japan)			21,700	112,494

Samsung Card Co., Ltd. (South Korea)			420	14,930

Sberbank of Russia ADR (Russia)			5,843	74,907

SCOR SE (France)			799	22,942

Security National Financial Corp. Class A(NON)			1,777	12,759

Select Income REIT(R)			2,473	65,411

Shopping Centres Australasia Property Group (Australia)(NON)(R)			14,211	24,505

Simon Property Group, Inc.(R)			3,600	570,816

Societe Generale SA (France)(NON)			916	30,094

St. Joe Co. (The)(NON)			5,181	110,096

Standard Chartered PLC (United Kingdom)			2,119	54,848

Standard Life PLC (United Kingdom)			11,269	62,549

Starwood Property Trust, Inc.(R)			893	24,790

State Street Corp.			8,600	508,174

Stewart Information Services Corp.			717	18,206

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,000	120,306

Summit Hotel Properties, Inc.(R)			4,050	42,404

Sun Communities, Inc.(R)			702	34,630

Sun Hung Kai Properties, Ltd. (Hong Kong)			2,000	26,996

Surya Semesta Internusa Tbk PT (Indonesia)			198,500	33,124

Swedbank AB Class A (Sweden)(S)			5,379	122,330

Symetra Financial Corp.			2,551	34,209

Synovus Financial Corp.(S)			33,900	93,903

Tanger Factory Outlet Centers(R)			1,900	68,742

Tokio Marine Holdings, Inc. (Japan)			1,300	36,596

Tokyu Land Corp. (Japan)			18,000	167,695

Toronto-Dominion Bank (Canada)			2,400	199,848

UBS AG (Switzerland)			7,363	112,853

UniCredit SpA (Italy)(NON)			8,706	37,162

Universal Health Realty Income Trust(R)			392	22,622

Validus Holdings, Ltd.			3,905	145,930

Virtus Investment Partners, Inc.(NON)			245	45,639

Visa, Inc. Class A			177	30,062

Vornado Realty Trust(R)			2,700	225,828

WageWorks, Inc.(NON)			1,030	25,781

Walker & Dunlop, Inc.(NON)			1,661	29,848

Walter Investment Management Corp.(NON)			2,075	77,294

Washington Banking Co.			1,805	25,162

Wells Fargo & Co.			7,285	269,472

Westfield Group (Australia)			5,079	57,490

Westfield Retail Trust (Australia)(R)			3,228	10,169

Westpac Banking Corp. (Australia)			2,608	83,887

Wheelock and Co., Ltd. (Hong Kong)			17,000	90,628

World Acceptance Corp.(NON)			341	29,282

				19,356,518
Health care (6.3%)

Accuray, Inc.(NON)(S)			4,512	20,936

Alere, Inc.(NON)			2,931	74,828

Align Technology, Inc.(NON)			697	23,356

Amedisys, Inc.(NON)(S)			2,459	27,344

AmerisourceBergen Corp.(S)			7,300	375,585

Amgen, Inc.			8,400	861,084

AmSurg Corp.(NON)			1,064	35,793

Astellas Pharma, Inc. (Japan)			2,100	112,880

AstraZeneca PLC (United Kingdom)			2,237	112,150

athenahealth, Inc.(NON)			339	32,897

Bayer AG (Germany)			2,357	243,126

Bio-Reference Labs, Inc.(NON)(S)			379	9,846

BioMarin Pharmaceuticals, Inc.(NON)(S)			493	30,694

Bristol-Myers Squibb Co.			18,900	778,491

Celgene Corp.(NON)			5,400	625,914

Centene Corp.(NON)			317	13,961

CIGNA Corp.			7,900	492,723

Coloplast A/S Class B (Denmark)			1,647	88,602

Community Health Systems, Inc.			783	37,106

Computer Programs & Systems, Inc.			271	14,664

Conmed Corp.			2,141	72,922

Covidien PLC			597	40,500

CSL, Ltd. (Australia)			1,282	79,389

Cubist Pharmaceuticals, Inc.(NON)(S)			1,336	62,552

Cyberonics, Inc.(NON)(S)			332	15,541

Elan Corp. PLC ADR (Ireland)(NON)			1,712	20,202

Eli Lilly & Co.			11,563	656,663

Endo Health Solutions, Inc.(NON)			1,231	37,866

Gentium SpA ADR (Italy)(NON)(S)			1,118	9,212

Gilead Sciences, Inc.(NON)			16,900	826,917

GlaxoSmithKline PLC (United Kingdom)			7,591	177,453

Greatbatch, Inc.(NON)			2,633	78,648

Grifols SA ADR (Spain)(NON)			556	16,130

Haemonetics Corp.(NON)(S)			772	32,162

HCA Holdings, Inc.			5,600	227,528

Health Net, Inc.(NON)			916	26,216

HealthSouth Corp.(NON)			1,864	49,154

Hi-Tech Pharmacal Co., Inc.(S)			481	15,926

Hill-Rom Holdings, Inc.			1,527	53,781

Impax Laboratories, Inc.(NON)			2,146	33,134

Insulet Corp.(NON)			831	21,490

Jazz Pharmaceuticals PLC(NON)			2,405	134,464

Johnson & Johnson			5,510	449,230

Lexicon Pharmaceuticals, Inc.(NON)			4,467	9,738

Magellan Health Services, Inc.(NON)			384	18,267

McKesson Corp.			5,900	636,964

MedAssets, Inc.(NON)			2,800	53,900

Medicines Co. (The)(NON)			1,626	54,341

Merck & Co., Inc.			2,718	120,217

Merck KGaA (Germany)			254	38,322

Novartis AG (Switzerland)			1,595	113,329

Novo Nordisk A/S Class B (Denmark)			984	159,872

Obagi Medical Products, Inc.(NON)			3,861	76,255

Omega Healthcare Investors, Inc.(R)(S)			2,610	79,240

Orion OYJ Class B (Finland)			2,118	55,630

Otsuka Holdings Company, Ltd. (Japan)			3,300	115,685

PDL BioPharma, Inc.			3,727	27,244

Pfizer, Inc.			60,623	1,749,580

Pharmacyclics, Inc.(NON)			185	14,876

PharMerica Corp.(NON)			1,894	26,516

Providence Service Corp. (The)(NON)			3,532	65,307

Questcor Pharmaceuticals, Inc.			354	11,519

Roche Holding AG-Genusschein (Switzerland)			949	220,930

RTI Biologics, Inc.(NON)			4,838	19,062

Salix Pharmaceuticals, Ltd.(NON)			2,034	104,100

Sanofi (France)			3,143	319,368

Santarus, Inc.(NON)			1,039	18,006

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)(NON)			13,000	23,535

Shire PLC (United Kingdom)			1,103	33,586

Spectrum Pharmaceuticals, Inc.(S)			2,042	15,233

St. Jude Medical, Inc.(S)			9,100	368,004

STAAR Surgical Co.(NON)			6,349	35,745

Steris Corp.			718	29,876

Suzuken Co., Ltd. (Japan)			1,000	37,181

TearLab Corp.(NON)(S)			2,380	16,422

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			560	22,221

Trinity Biotech PLC ADR (Ireland)			1,260	21,269

Triple-S Management Corp. Class B (Puerto Rico)(NON)			793	13,814

United Therapeutics Corp.(NON)(S)			1,705	103,783

Ventas, Inc.(R)			4,000	292,800

ViroPharma, Inc.(NON)			2,112	53,138

Warner Chilcott PLC Class A			8,440	114,362

WellCare Health Plans, Inc.(NON)			1,454	84,274

WellPoint, Inc.			8,600	569,578

Zimmer Holdings, Inc.(S)			5,000	376,100

				13,468,249
Technology (8.4%)

Acacia Research Corp.(NON)			444	13,395

Accenture PLC Class A(S)			11,800	896,446

Actuate Corp.(NON)			8,010	48,060

Acxiom Corp.(NON)			2,728	55,651

Amadeus IT Holding SA Class A (Spain)			943	25,475

Anixter International, Inc.			438	30,625

AOL, Inc.(NON)			6,800	261,732

Apple, Inc.			12,672	5,609,007

ASML Holding NV (Netherlands)			899	60,466

ASML Holding NV ADR (Netherlands)			520	35,365

Aspen Technology, Inc.(NON)(S)			1,061	34,260

Avnet, Inc.(NON)			3,500	126,700

BMC Software, Inc.(NON)			6,800	315,044

Bottomline Technologies, Inc.(NON)(S)			1,299	37,034

Broadcom Corp. Class A			7,500	260,025

Brocade Communications Systems, Inc.(NON)			21,492	124,009

Cap Gemini SA (France)			1,201	54,652

Cisco Systems, Inc.			48,300	1,009,953

Commvault Systems, Inc.(NON)			625	51,238

Cornerstone OnDemand, Inc.(NON)			644	21,960

CSG Systems International, Inc.(NON)			600	12,714

Cypress Semiconductor Corp.(NON)			7,000	77,210

EMC Corp.(NON)			21,600	516,024

EnerSys(NON)			1,721	78,443

Entegris, Inc.(NON)			3,583	35,328

FEI Co.(S)			681	43,959

First Solar, Inc.(NON)			374	10,083

Gemalto NV (Netherlands)			936	81,647

GenMark Diagnostics, Inc.(NON)(S)			1,393	17,998

Google, Inc. Class A(NON)			1,171	929,809

Hon Hai Precision Industry Co., Ltd. (Taiwan)			9,000	25,071

IBM Corp.			2,372	505,948

Infoblox, Inc.(NON)			1,293	28,058

InnerWorkings, Inc.(NON)			1,958	29,644

Integrated Silicon Solutions, Inc.(NON)			4,607	42,246

IntraLinks Holdings, Inc.(NON)			5,596	35,591

Ixia(NON)			997	21,575

Konica Minolta Holdings, Inc. (Japan)			7,000	51,161

L-3 Communications Holdings, Inc.			2,300	186,116

Lam Research Corp.(NON)			3,700	153,402

Lexmark International, Inc. Class A			3,852	101,693

LivePerson, Inc.(NON)			1,508	20,479

Manhattan Associates, Inc.(NON)			692	51,409

Mantech International Corp. Class A			1,743	46,834

Marvell Technology Group, Ltd.			12,400	131,192

Mentor Graphics Corp.(NON)(S)			3,675	66,334

Microsemi Corp.(NON)			941	21,803

Microsoft Corp.			45,111	1,290,626

MicroStrategy, Inc. Class A(NON)			255	25,775

MTS Systems Corp.			712	41,403

NEC Corp. (Japan)(NON)			48,000	124,927

Netscout Systems, Inc.(NON)			1,278	31,400

NIC, Inc.			1,507	28,874

NTT Data Corp. (Japan)			11	36,634

NVIDIA Corp.			11,900	152,558

NXP Semiconductor NV(NON)			900	27,234

Omnivision Technologies, Inc.(NON)(S)			2,153	29,668

Oracle Corp.			41,882	1,354,464

Oracle Corp. Japan (Japan)			1,200	54,305

Pegatron Corp. (Taiwan)(NON)			17,000	26,265

Perficient, Inc.(NON)			1,912	22,294

Photronics, Inc.(NON)(S)			3,817	25,498

Plantronics, Inc.			643	28,414

Polycom, Inc.(NON)			4,004	44,364

Procera Networks, Inc.(NON)			1,662	19,761

PTC, Inc.(NON)			1,222	31,149

QLIK Technologies, Inc.(NON)			952	24,590

Quantum Corp.(NON)(S)			18,009	23,052

RF Micro Devices, Inc.(NON)(S)			11,025	58,653

Riverbed Technology, Inc.(NON)			5,200	77,532

Rockwell Automation, Inc.			2,900	250,415

Rovi Corp.(NON)			3,206	68,640

Rudolph Technologies, Inc.(NON)			2,983	35,140

Safeguard Scientifics, Inc.(NON)			1,698	26,828

Samsung Electronics Co., Ltd. (South Korea)			23	31,567

SanDisk Corp.(NON)			643	35,365

SAP AG (Germany)			1,575	126,182

Sartorius AG (Preference) (Germany)			158	16,911

SciQuest, Inc.(NON)			659	15,842

Semtech Corp.(NON)(S)			1,374	48,626

Silicon Graphics International Corp.(NON)			1,073	14,754

Silicon Image, Inc.(NON)			6,205	30,156

SK Hynix, Inc. (South Korea)(NON)			2,630	67,960

Softbank Corp. (Japan)			2,100	96,818

Sourcefire, Inc.(NON)			485	28,727

Sparton Corp.(NON)			1,388	18,599

SS&C Technologies Holdings, Inc.(NON)			1,215	36,426

Symantec Corp.(NON)			21,100	520,748

Tangoe, Inc.(NON)			1,004	12,440

Teradyne, Inc.(NON)			7,740	125,543

Tyler Technologies, Inc.(NON)			661	40,493

Ultimate Software Group, Inc.(NON)			565	58,850

Ultra Clean Holdings, Inc.(NON)			3,306	21,489

Western Digital Corp.			4,000	201,120

Yandex NV Class A (Russia)(NON)			745	17,224

Yokogawa Electric Corp. (Japan)			1,900	19,094

				17,938,265
Transportation (0.7%)

Aegean Marine Petroleum Network, Inc. (Greece)			5,656	37,952

Alaska Air Group, Inc.(NON)			480	30,701

Central Japan Railway Co. (Japan)			1,400	147,533

ComfortDelgro Corp., Ltd. (Singapore)			33,000	50,883

Con-way, Inc.			1,772	62,392

Delta Air Lines, Inc.(NON)			19,100	315,341

Deutsche Lufthansa AG (Germany)			1,049	20,486

Deutsche Post AG (Germany)			3,050	70,276

International Consolidated Airlines Group SA (Spain)(NON)			14,335	55,126

Japan Airlines Co., Ltd. (Japan)(NON)			900	41,780

Jaypee Infratech, Ltd. (India)(NON)			14,196	10,382

Quality Distribution, Inc.(NON)			3,460	29,099

SkyWest, Inc.			2,027	32,533

Southwest Airlines Co.			17,600	237,248

Swift Transportation Co.(NON)(S)			4,716	66,873

TAL International Group, Inc.			1,463	66,289

TAV Havalimanlari Holding AS (Turkey)			3,706	25,604

Universal Truckload Services, Inc.			173	4,036

Wabtec Corp.			1,300	132,743

				1,437,277
Utilities and power (1.5%)

AES Corp.			14,261	179,261

American Electric Power Co., Inc.			8,500	413,355

American Water Works Co., Inc.			3,800	157,472

Centrica PLC (United Kingdom)			11,312	63,200

Chubu Electric Power Co., Inc. (Japan)			1,500	18,373

Cia Energetica de Minas Gerais ADR (Brazil)			800	9,480

CMS Energy Corp.			5,700	159,258

DTE Energy Co.			3,300	225,522

Electric Power Development Co., Ltd. (Japan)			1,300	34,207

Enel SpA (Italy)			16,782	54,770

Energias de Portugal (EDP) SA (Portugal)			7,068	21,762

Entergy Corp.			3,500	221,340

GDF Suez (France)			2,974	57,260

Kansai Electric Power, Inc. (Japan)			9,600	94,639

Kinder Morgan, Inc.			8,200	317,176

OGE Energy Corp.			2,200	153,956

Origin Energy, Ltd. (Australia)			4,720	65,478

PG&E Corp.(S)			7,700	342,881

PPL Corp.(S)			10,500	328,755

Red Electrica Corporacion SA (Spain)			1,582	79,595

Tokyo Gas Co., Ltd. (Japan)			11,000	60,063

UGI Corp.(S)			2,800	107,492

United Utilities Group PLC (United Kingdom)			7,483	80,557

				3,245,852

Total common stocks (cost $90,220,457)				$107,887,586

CORPORATE BONDS AND NOTES (18.2%)(a)
			Principal amount	Value

Basic materials (1.3%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)			$5,000	$4,832

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			15,000	16,352

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015			100,000	105,540

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			20,000	25,747

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			15,000	16,770

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			125,000	158,221

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			15,000	15,413

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			52,000	52,910

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			30,000	30,375

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			75,000	82,313

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			5,000	5,088

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			10,000	10,575

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			20,000	20,050

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			50,000	54,500

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			65,000	80,535

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			50,000	59,908

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			45,000	48,825

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			35,000	35,061

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			50,000	67,208

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			95,000	104,212

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			5,000	5,088

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			20,000	20,766

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			10,000	10,387

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			35,000	36,330

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			20,000	20,750

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			10,000	10,411

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			60,000	62,250

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			30,000	32,363

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			55,000	57,888

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			25,000	26,188

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			5,000	5,075

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			15,000	15,600

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			55,000	65,175

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			30,000	31,575

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			15,000	15,038

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			10,000	10,025

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			20,000	19,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			30,000	31,050

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			25,000	28,125

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			45,000	50,288

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			20,000	20,150

Huntsman International, LLC 144A sr. unsec. notes 4 7/8s, 2020			15,000	15,113

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			40,000	38,500

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			10,000	10,850

International Paper Co. sr. unsec. notes 7.95s, 2018			175,000	225,224

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			55,000	62,081

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			40,000	45,500

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			50,000	69,235

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			200,000	226,000

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			6,000	6,067

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			15,000	15,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			25,000	26,875

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			10,000	10,504

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			35,000	39,463

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			10,000	10,575

PetroLogistics LP/Petrologistics Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			5,000	5,063

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			30,000	30,225

PQ Corp. 144A sr. notes 8 3/4s, 2018			25,000	26,750

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			62,000	85,413

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			37,000	40,254

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			38,000	40,987

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			30,000	33,900

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			30,000	32,775

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			20,000	21,825

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			25,000	25,156

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			5,000	5,500

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			5,000	5,400

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			10,000	10,800

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			5,000	5,025

Taminco Acquisition Corp. 144A sr. unsec. notes 9 1/8s, 2017 (Belgium)(PIK)			15,000	15,056

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			45,000	50,063

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			45,000	43,650

USG Corp. sr. unsec. notes 9 3/4s, 2018			30,000	35,550

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			10,000	4,725

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			20,000	20,600

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			20,000	24,712

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			35,000	39,848

				2,972,221
Capital goods (0.9%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			45,000	48,488

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			65,000	71,663

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			10,000	11,063

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			30,000	31,013

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			25,000	27,906

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			40,000	46,750

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			15,000	16,088

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			40,000	46,901

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			10,000	10,350

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			20,000	23,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			55,000	61,600

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			5,000	5,475

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			10,000	9,725

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			85,000	85,615

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			90,000	94,950

Dematic SA/DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			45,000	46,800

Exide Technologies sr. notes 8 5/8s, 2018			45,000	38,644

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			60,000	54,908

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			30,000	28,866

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			35,000	36,225

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			30,000	33,000

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			159,000	212,938

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			15,000	15,750

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			15,000	14,869

Milacron LLC/Mcron Finance Corp. 144A sr. unsec. notes 7 3/4s, 2021			5,000	5,169

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			65,000	66,138

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			45,000	48,263

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			20,000	22,051

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			20,000	20,375

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	109,500

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			70,000	70,834

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			20,000	22,000

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			35,000	38,456

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			10,000	10,663

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			45,000	47,419

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			65,000	70,850

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			29,000	32,190

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			45,000	49,388

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			30,000	30,300

United Technologies Corp. sr. unsec. notes 5 3/8s, 2017			107,000	127,085

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			15,000	15,721

				1,858,989
Communication services (2.1%)

Adelphia Communications Corp. escrow bonds zero %, 2013			55,000	413

American Tower Corp. sr. unsec. notes 7s, 2017(R)			75,000	89,184

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			45,000	55,588

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			63,000	75,571

AT&T, Inc. sr. unsec. unsub. notes 3s, 2022			50,000	50,587

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045			120,000	111,556

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			25,000	27,250

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			80,000	93,200

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			15,000	16,875

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			20,000	22,425

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			30,000	31,688

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			10,000	9,850

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			25,000	27,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			25,000	26,813

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			15,000	14,606

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			40,000	43,100

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			10,000	10,225

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			10,000	10,375

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			5,000	5,200

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			5,000	4,975

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			15,000	15,900

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			60,000	64,725

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			131,000	174,180

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			40,000	46,909

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			40,000	39,900

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			15,000	16,388

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			30,000	30,525

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			15,000	17,265

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			25,000	28,125

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			73,000	103,370

DISH DBS Corp. company guaranty notes 6 5/8s, 2014			5,000	5,319

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			85,000	100,725

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			30,000	33,300

Equinix, Inc. sr. unsec. notes 7s, 2021			25,000	27,688

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			46,000	49,342

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			15,000	17,213

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			50,000	56,625

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			5,000	5,850

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			15,000	17,063

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			10,000	10,300

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			45,000	49,388

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			50,000	57,188

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			35,000	38,938

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)			25,000	27,469

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			15,000	15,881

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)			74,562	79,185

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			205,000	218,325

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)(FWC)			45,000	45,731

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)(FWC)			70,000	71,225

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			30,000	39,289

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			30,000	33,636

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			35,000	39,025

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			10,000	11,000

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			35,000	36,663

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			35,000	39,069

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			20,000	22,000

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			50,000	54,750

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			40,000	40,800

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			40,000	40,700

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			75,000	67,313

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			10,000	7,525

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			35,000	25,200

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			10,000	10,450

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			40,000	45,900

Quebecor Media, Inc. 144A sr. unsec. notes 5 3/4s, 2023 (Canada)			25,000	25,500

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			115,000	132,502

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			25,000	28,399

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			85,000	85,037

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			3,000	3,308

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			10,000	10,400

SBA Tower Trust 144A notes 2.933s, 2017			125,000	131,191

SES 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			42,000	41,999

Sprint Capital Corp. company guaranty 6 7/8s, 2028			190,000	194,275

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			40,000	46,550

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			55,000	59,675

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			35,000	41,388

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			25,000	27,500

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			80,000	98,900

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			65,000	87,954

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			25,000	29,503

Verizon Communications, Inc. sr. unsec. notes 2.45s, 2022			175,000	165,095

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018			58,000	77,838

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			45,000	60,086

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			50,000	66,810

Videotron Ltee company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			40,000	40,600

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			15,000	16,275

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			25,000	26,625

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			100,000	106,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			15,000	16,425

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			5,000	5,100

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			65,000	74,263

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			30,000	32,700

Windstream Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			20,000	19,850

				4,456,341
Consumer cyclicals (3.0%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	5,638

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042			62,000	59,249

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022			88,000	86,826

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			40,000	25,400

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			50,000	39,500

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			45,000	39,263

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			40,000	46,150

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			50,000	50,375

American Media, Inc. 144A notes 13 1/2s, 2018			3,167	2,581

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			15,000	16,313

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			15,000	17,063

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			15,000	16,275

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			20,000	21,600

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			20,000	21,650

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			5,000	5,375

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			15,000	15,300

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			50,000	50,063

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			45,000	48,150

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			40,000	43,650

Building Materials Corp. 144A sr. notes 7s, 2020			15,000	16,275

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			15,000	16,388

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			35,000	38,850

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			15,000	15,225

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			25,000	17,031

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			185,000	196,794

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			100,000	100,625

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			15,000	16,463

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			70,000	77,550

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			30,000	30,675

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			5,000	5,600

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			20,000	19,875

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			35,000	35,000

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			15,000	16,631

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			55,000	60,225

Cinemark USA, Inc. company guaranty sr. unsec. notes 8 5/8s, 2019			15,000	16,556

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			15,000	16,763

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)			70,827	78,264

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			45,000	42,019

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			60,000	57,675

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			65,000	67,844

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			55,000	56,513

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			3,000	3,342

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019			40,000	47,375

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			40,000	46,000

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			90,000	100,072

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			29,000	32,408

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			60,000	65,100

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			10,000	10,188

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			24,000	27,390

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			40,000	50,263

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			300,000	378,961

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			25,000	26,688

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	55,000	56,505

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			$35,000	38,106

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			40,000	58,198

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			65,000	73,598

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			31,000	35,844

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			14,000	15,540

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			50,000	51,625

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			30,000	34,125

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			25,000	27,188

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			35,000	38,063

Isle of Capri Casinos, Inc. 144A sr. unsec. notes 5 7/8s, 2021			35,000	35,000

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			60,000	70,500

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			15,000	15,750

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			10,000	11,580

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			10,000	11,163

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			25,000	27,750

Lamar Media Corp. company guaranty sr. sub. notes 7 7/8s, 2018			10,000	10,888

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			30,000	32,475

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			40,000	41,700

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			15,000	14,700

Liberty Interactive, LLC sr. unsec. unsub. notes 8 1/4s, 2030			50,000	55,000

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			40,000	45,200

Limited Brands, Inc. sr. notes 5 5/8s, 2022			15,000	15,900

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			70,000	77,700

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			19,000	22,064

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			45,000	46,690

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			95,000	87,077

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			20,000	21,057

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			135,000	141,846

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			40,000	2,800

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			45,000	49,950

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			35,000	38,850

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			15,000	16,313

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			20,000	23,300

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			20,000	22,325

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			10,000	10,513

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			25,000	26,500

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			20,000	20,925

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			106,052	110,029

Navistar International Corp. sr. notes 8 1/4s, 2021			54,000	54,945

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			45,000	47,025

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			45,000	46,463

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			35,000	36,225

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			50,000	63,975

News America Holdings, Inc. debs. 7 3/4s, 2045			85,000	116,659

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			10,000	11,100

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			15,000	14,981

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			50,000	56,000

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			10,000	11,100

Owens Corning company guaranty sr. unsec. notes 9s, 2019			19,000	24,320

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			30,000	31,275

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			25,000	27,438

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017(PIK)			20,000	20,675

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			5,000	5,306

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			50,000	58,625

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			30,000	33,150

QVC, Inc. 144A sr. notes 7 3/8s, 2020			25,000	27,680

Realogy Corp. company guaranty sr. unsec. sub. notes 12 3/8s, 2015			20,000	20,050

Realogy Corp. company guaranty sr. unsec. unsub. notes 11 1/2s, 2017			60,000	63,825

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			10,000	11,613

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			15,000	16,425

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			10,000	11,275

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			50,000	56,125

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			35,000	38,150

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			50,000	58,000

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			25,000	25,500

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			40,000	40,700

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			55,000	60,500

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			35,000	37,975

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			16,000	16,920

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			15,000	14,888

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			15,000	15,713

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			10,000	10,188

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			25,000	25,031

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			5,000	5,375

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			35,000	37,756

Stanley Black & Decker, Inc. company guaranty sr. unsec. unsub. notes 2.9s, 2022			90,000	90,459

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			10,000	10,775

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			55,000	58,988

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			5,000	5,338

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033			155,000	214,266

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023			5,000	6,836

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			65,000	73,337

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			10,000	10,532

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			65,000	68,808

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			65,000	69,956

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			10,000	8,500

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			30,000	30,150

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			21,000	21,079

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			10,000	10,150

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			40,000	43,200

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			142,000	191,776

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			10,000	11,460

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			30,000	31,002

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			10,000	10,762

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			45,000	49,669

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016 (no set date to PIK expiration)(PIK)			30,000	30,938

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			82,000	87,945

				6,320,263
Consumer staples (1.3%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			17,000	23,658

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,788

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			95,000	93,093

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			60,000	72,365

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			15,000	17,700

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			10,000	11,088

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A 5 1/2s, 2023			15,000	14,963

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			4,000	5,156

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			41,000	43,937

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			30,000	34,463

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			65,000	62,549

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			10,000	11,263

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			29,468	31,310

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			30,000	31,650

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			10,000	10,200

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			413	417

Claire's Stores, Inc. 144A sr. notes 9s, 2019			65,000	73,450

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			60,000	68,100

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			20,000	21,850

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			10,000	10,238

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			10,000	10,188

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019			115,000	115,510

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			70,000	80,819

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			50,000	56,563

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			5,000	5,788

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			50,000	55,375

Del Monte Corp. company guaranty sr. unsec. notes 7 5/8s, 2019			10,000	10,375

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			80,000	78,048

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			25,000	26,489

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			40,000	56,516

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			45,000	51,300

Dole Food Co., Inc. sr. notes 13 7/8s, 2014			13,000	13,845

Dole Food Co., Inc. 144A sr. notes 8s, 2016			35,000	36,400

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			40,000	44,450

General Mills, Inc. sr. unsec. notes 5.65s, 2019			25,000	30,119

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			76,000	76,760

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			45,000	45,056

HDTFS, Inc. company guaranty sr. unsec. notes 6 1/4s, 2022			20,000	21,700

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			15,000	16,556

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			15,000	15,825

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	50,000	67,673

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			$55,000	60,913

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			15,000	16,388

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			5,000	5,250

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			70,000	89,012

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			10,000	10,722

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			27,000	32,249

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			20,000	20,950

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			25,000	26,906

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			20,000	21,550

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			51,000	69,059

McDonald's Corp. sr. unsec. notes 5.7s, 2039			59,000	75,844

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			20,000	22,250

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			50,000	52,938

Mondelez International, Inc. sr. unsec. notes 6 1/2s, 2017			4,000	4,830

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			58,000	77,222

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	21,875

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			50,000	54,500

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			40,000	40,150

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			40,000	41,150

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			123,000	128,996

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			35,000	39,506

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			15,000	16,950

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			30,000	32,775

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			45,000	50,963

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			80,000	91,640

United Rentals North America, Inc. company guaranty sr. notes 5 3/4s, 2018			10,000	10,838

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			35,000	39,025

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			45,000	51,300

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			10,000	10,725

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			15,000	15,825

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			5,000	5,350

				2,793,244
Energy (2.1%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			45,000	44,325

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			15,000	15,900

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			15,000	16,088

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			10,000	9,000

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			30,000	27,600

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			85,000	112,648

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			35,000	40,284

Anadarko Petroleum Corp. sr. unsec. unsub. notes 6.95s, 2019			30,000	37,769

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			60,000	62,237

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			5,000	5,371

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			5,000	4,500

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			35,000	31,588

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			15,000	15,638

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			20,000	21,750

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			35,000	38,413

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			145,000	154,373

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			105,000	122,608

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			65,000	71,175

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			110,000	108,274

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			35,000	40,425

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			35,000	39,638

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			10,000	10,138

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			40,000	41,200

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			45,000	49,050

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			10,000	10,375

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			20,000	20,800

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			15,000	9,863

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			90,000	99,675

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			50,000	54,000

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			70,000	74,375

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			55,000	59,538

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			15,000	15,900

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			55,000	61,738

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			10,000	10,913

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			95,000	90,488

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			20,000	21,450

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			25,000	25,813

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			30,000	29,100

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			33,000	34,568

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			200,000	216,486

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			70,000	72,450

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			35,000	36,925

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			60,000	64,650

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			5,000	5,388

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			40,000	43,400

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			30,000	37,271

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			15,000	16,388

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			10,000	13,106

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			50,000	52,125

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			60,000	67,800

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			15,000	16,425

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			65,000	73,450

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			20,000	17,900

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			25,000	31,084

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			30,000	31,950

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			20,000	20,800

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			45,000	35,100

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			35,000	37,363

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			85,000	93,962

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			35,000	36,488

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			20,000	21,950

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			40,000	42,400

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			30,000	30,675

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			30,000	34,200

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			5,000	5,325

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			30,000	31,875

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			65,000	66,300

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			75,000	83,921

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			340,000	327,427

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			60,000	66,825

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			60,000	61,200

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			20,000	22,000

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			15,000	15,300

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			55,000	60,638

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			100,000	110,500

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			15,000	15,788

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			85,000	90,313

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			15,000	15,600

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			35,000	37,100

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			95,000	100,376

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			20,000	21,450

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			15,000	16,388

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			5,000	5,500

Spectra Energy Capital, LLC sr. notes 8s, 2019			45,000	59,392

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			40,000	47,055

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			31,000	34,178

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			10,000	10,850

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			30,000	31,425

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			70,000	100,688

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037			15,000	16,581

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017			25,000	28,669

Whiting Petroleum Corp. company guaranty notes 7s, 2014			60,000	62,325

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,492

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			7,000	8,944

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			15,000	15,713

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			55,000	57,613

				4,518,075
Financials (3.8%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes FRN 1.881s, 2014 (United Kingdom)			50,000	50,471

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			200,000	217,842

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			25,000	24,813

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			90,000	121,635

Aflac, Inc. sr. unsec. notes 6.9s, 2039			75,000	98,286

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			20,000	20,500

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			35,000	37,888

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			35,000	39,141

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			25,000	27,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			25,000	31,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			20,000	24,400

Ally Financial, Inc. unsec. sub. notes 8s, 2018			30,000	35,888

American Express Co. sr. unsec. notes 2.65s, 2022			166,000	162,672

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			76,000	102,315

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			149,000	174,581

American International Group, Inc. sr. unsec. unsub. notes 4 1/4s, 2014			105,000	109,978

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			135,000	164,873

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			85,000	84,363

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			90,000	104,099

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			50,000	57,584

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s, 2013 (Canada)			65,000	65,291

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			105,000	108,336

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022 (United Kingdom)			200,000	197,096

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			175,000	195,058

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			22,000	27,341

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			40,000	43,111

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			40,000	40,561

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			75,000	72,000

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			65,000	73,569

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			15,000	16,275

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			45,000	48,431

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			15,000	15,169

CIT Group, Inc. sr. unsec. notes 5s, 2022			35,000	37,373

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			30,000	32,925

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			25,000	27,000

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			50,000	57,000

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			35,000	38,413

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			3,000	3,574

Citigroup, Inc. sub. notes 5s, 2014			71,000	74,552

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			40,000	37,900

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)			57,000	67,400

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			65,000	68,738

GATX Financial Corp. notes 5.8s, 2016			25,000	27,995

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			135,000	143,100

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN, 0.492s, 2016			65,000	64,294

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			150,000	190,934

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022			5,000	4,968

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			110,000	126,101

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020			95,000	112,490

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			170,000	212,488

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			24,000	26,758

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			35,000	40,665

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			70,000	69,335

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			70,000	70,458

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			60,000	67,310

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			100,000	100,750

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			146,000	172,767

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			100,000	101,750

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			15,000	15,713

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			95,000	101,650

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			10,000	11,000

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			40,000	43,150

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			73,000	76,650

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			15,000	14,981

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			25,000	26,250

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			30,000	33,638

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			90,000	103,395

JPMorgan Chase & Co. sr. notes 6s, 2018			250,000	297,088

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			10,000	11,650

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			35,000	36,385

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017			30,000	35,211

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			223,000	269,165

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			20,000	21,700

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			25,000	26,813

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			25,000	27,563

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. notes 9 5/8s, 2019			10,000	11,450

Nationstar Mortgage, LLC/Nationstar Capital Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			15,000	15,638

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			25,000	26,744

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			45,000	58,505

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			25,000	26,500

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			15,000	15,600

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			15,000	15,675

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			25,000	25,813

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			90,000	91,175

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			35,000	40,863

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			25,000	28,219

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			63,000	69,876

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			65,000	71,825

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/4s, 2017			25,000	27,875

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			25,000	27,250

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			30,000	36,900

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			71,000	73,663

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			25,000	24,938

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			30,000	30,273

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			50,000	54,500

Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s, 2018 (United Kingdom)			115,000	115,763

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			21,000	22,457

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			100,000	104,921

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			22,000	25,032

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			10,000	10,458

SLM Corp. sr. notes Ser. MTN, 8s, 2020			30,000	34,800

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			25,000	29,625

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.28s, 2037			75,000	60,492

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			90,000	86,954

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			300,000	351,000

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)			70,000	73,763

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			392,000	432,180

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			20,000	23,505

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			15,000	15,855

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			80,000	93,432

Westpac Capital Trust III 144A unsec. sub. FRN notes 5.819s, perpetual maturity			60,000	60,600

Willis Group North America, Inc. company guaranty notes 6.2s, 2017			10,000	11,393

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			55,000	58,781

				8,105,650
Health care (1.1%)

AbbVie, Inc. 144A company guaranty sr. unsec. notes 2.9s, 2022			80,000	80,475

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			20,000	20,650

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			38,000	50,598

Amgen, Inc. sr. unsec. notes 3.45s, 2020			125,000	133,699

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			25,000	26,313

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			71,000	92,789

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			35,000	37,625

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			45,000	47,756

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			50,000	54,125

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			45,000	46,575

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			30,000	31,425

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			15,000	16,613

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			80,000	89,457

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			35,000	38,413

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			25,000	26,719

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			35,000	38,413

HCA, Inc. sr. notes 6 1/2s, 2020			135,000	152,213

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			10,000	11,513

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			65,000	69,550

Hologic, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2020			10,000	10,638

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			45,000	47,306

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			20,000	20,850

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			15,000	16,106

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			45,000	51,638

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			75,000	81,375

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			20,000	19,775

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			35,000	38,894

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			25,000	27,563

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			15,000	18,075

Service Corporation International sr. notes 7s, 2019			20,000	21,700

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			105,000	117,600

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			70,000	74,025

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			35,000	37,363

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			15,000	15,619

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			16,477	16,683

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			35,000	37,888

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			50,000	55,500

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			30,000	33,750

Tenet Healthcare Corp. 144A companty guaranty sr. notes 4 1/2s, 2021			10,000	9,800

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015			50,000	52,405

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			30,000	33,975

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			105,000	120,202

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			10,000	10,335

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			90,000	84,514

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			90,000	88,781

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			5,000	5,388

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			20,000	21,488

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			5,000	5,369

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			5,000	5,275

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042			35,000	35,498

Watson Pharmaceuticals, Inc. sr. unsec. notes 3 1/4s, 2022			30,000	30,297

Watson Pharmaceuticals, Inc. sr. unsec. notes 1 7/8s, 2017			5,000	5,066

WellPoint, Inc. notes 7s, 2019			35,000	43,774

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023			24,000	24,427

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018			24,000	24,183

				2,408,046
Technology (0.8%)

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			30,000	23,100

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			15,000	14,288

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			60,000	58,650

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			65,000	67,194

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			20,000	20,650

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			135,000	146,288

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			15,000	15,713

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			35,000	37,888

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			25,000	28,188

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			50,000	54,188

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			90,000	93,600

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			30,000	31,913

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			25,000	26,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			24,000	27,240

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			13,000	14,398

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			50,000	54,875

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			35,000	36,634

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			20,000	22,427

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			55,000	68,286

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			40,000	46,110

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			140,000	133,337

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			20,000	22,675

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			20,000	23,500

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			15,000	16,669

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			95,000	99,750

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			24,000	21,480

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			25,000	30,108

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			85,000	97,809

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			35,000	41,007

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			80,000	78,275

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			50,000	51,630

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			25,000	25,813

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			35,000	37,931

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			45,000	49,388

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			15,000	17,773

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			21,000	23,989

				1,658,764
Transportation (0.2%)

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			40,000	44,150

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			35,000	40,058

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			35,000	41,868

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			115,000	119,633

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			57,521	66,437

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			15,000	14,749

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018			80,000	81,900

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			70,000	80,150

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			14,751	16,005

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			15,000	15,431

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			10,000	7,300

				527,681
Utilities and power (1.6%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			85,000	99,981

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			55,000	63,800

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			25,000	29,372

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			15,000	15,698

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,773

Beaver Valley Funding Corp. sr. bonds 9s, 2017			11,000	11,147

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			66,000	74,123

Bruce Mansfield Unit pass-through certificates 6.85s, 2034			35,150	38,099

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			36,000	39,735

Calpine Corp. 144A sr. notes 7 1/4s, 2017			85,000	90,100

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			10,000	12,130

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			28,000	35,546

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			45,000	46,299

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			55,000	58,025

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			95,000	98,090

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			70,000	88

El Paso Corp. sr. unsec. notes 7s, 2017			120,000	137,247

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			35,000	39,171

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)			20,000	26,038

Electricite de France SA 144A sr. unsec. notes 6 1/2s, 2019 (France)			60,000	73,254

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			290,000	287,825

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			24,000	27,210

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022			45,000	51,750

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			79,000	88,875

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			50,000	57,625

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			30,000	34,309

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			25,000	28,060

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			80,000	81,626

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			15,000	16,425

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			10,000	11,050

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			70,000	80,850

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			20,000	20,800

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			69,000	69,785

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			8,000	8,091

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			65,000	74,425

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			10,000	11,775

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			35,000	39,288

ITC Holdings Corp. 144A notes 5 7/8s, 2016			50,000	56,496

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			35,000	40,865

Kansas Gas and Electric Co. bonds 5.647s, 2021			14,320	15,998

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			70,000	87,799

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			39,000	48,474

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			50,000	66,259

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042			80,000	78,525

Nevada Power Co. mtge. notes 7 1/8s, 2019			40,000	51,748

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			15,000	16,800

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			25,000	29,924

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			120,000	133,500

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			75,000	73,580

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			25,000	30,194

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			40,000	50,036

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			76,000	86,210

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			105,000	111,070

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			37,000	41,796

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			25,000	31,336

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			98,000	104,983

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			25,000	26,750

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			5,000	5,508

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			30,000	7,463

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty sr. unsec. notes 10 1/2s, 2016			90,260	8,575

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			25,000	18,688

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			30,000	32,002

Union Electric Co. sr. notes 6.4s, 2017			50,000	60,377

West Penn Power Co. 144A 1st mtge. 5.95s, 2017			25,000	29,613

				3,329,054

Total corporate bonds and notes (cost $36,012,309)				$38,948,328

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.7%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037 to November 20, 2039			$1,387,053	$1,576,041
3s, TBA, May 1, 2043			3,000,000	3,124,219
3s, TBA, April 1, 2043			3,000,000	3,132,422

				7,832,682
U.S. Government Agency Mortgage Obligations (10.0%)

Federal National Mortgage Association Pass-Through Certificates
5s, TBA, April 1, 2043			8,000,000	8,667,500
4 1/2s, TBA, April 1, 2043			1,000,000	1,077,334
4s, TBA, April 1, 2043			7,000,000	7,462,657
3 1/2s, TBA, April 1, 2028			4,000,000	4,240,625

				21,448,116

Total U.S. government and agency mortgage obligations (cost $29,154,776)				$29,280,798

MORTGAGE-BACKED SECURITIES (3.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.5%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.975s, 2037			$33,812	$53,128
IFB Ser. 3072, Class SM, 23.052s, 2035			40,342	63,039
IFB Ser. 3072, Class SB, 22.905s, 2035			37,381	58,175
IFB Ser. 3249, Class PS, 21.604s, 2036			41,175	61,856
IFB Ser. 3065, Class DC, 19 1/4s, 2035			60,973	94,253
IFB Ser. 2990, Class LB, 16.426s, 2034			58,500	80,951
IFB Ser. 4098, Class MS, IO, 6.497s, 2041			787,802	173,939
IFB Ser. 3708, Class SQ, IO, 6.347s, 2040			197,108	30,152
IFB Ser. 3708, Class SA, IO, 6.247s, 2040			339,349	50,943
IFB Ser. 3964, Class SA, IO, 5.797s, 2041			398,983	57,853

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.818s, 2036			53,653	89,435
IFB Ser. 05-45, Class DA, 23.671s, 2035			70,140	115,082
IFB Ser. 07-53, Class SP, 23.451s, 2037			51,271	80,675
IFB Ser. 05-75, Class GS, 19.637s, 2035			30,237	43,659
IFB Ser. 404, Class S13, IO, 6.196s, 2040			246,913	36,919
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041			156,400	30,404
Ser. 06-46, Class OC, PO, zero %, 2036			29,044	26,588

				1,147,051
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.623s, 2049			119,000	118,995
Ser. 07-2, Class A2, 5.619s, 2049			13,234	13,300
Ser. 07-1, Class XW, IO, 0.311s, 2049			1,192,473	11,219

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.847s, 2042			958,753	9,778
Ser. 04-5, Class XC, IO, 0.698s, 2041			1,281,976	12,408
Ser. 02-PB2, Class XC, IO, 0.373s, 2035			199,519	8
Ser. 07-5, Class XW, IO, 0.369s, 2051			2,459,026	29,012

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.964s, 2042			100,000	106,750
FRB Ser. 07-PW17, Class AJ, 5.893s, 2050			64,000	61,440
Ser. 04-PR3I, Class X1, IO, 0.96s, 2041			404,975	3,037

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW15, Class X2, IO, 0.39s, 2044			13,653,927	53,250
Ser. 06-PW14, Class X1, IO, 0.212s, 2038			1,431,019	25,043

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.13s, 2049			5,877,954	86,171

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.368s, 2049			1,376,487	17,564
Ser. 07-CD4, Class XC, IO, 0.129s, 2049			7,485,749	57,191

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			142,000	150,719
Pass-Through Cerficiates, FRB Ser. 05-LP5, Class D, 5.092s, 2043			94,000	99,330

Commercial Mortgage Trust 144A Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.156s, 2046			6,517,563	82,734

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.764s, 2039			47,783	48,708

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.024s, 2049			6,652,406	24,947

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			53,963	59,360
Ser. 02-CP3, Class AX, IO, 1.143s, 2035			79,492	400

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.542s, 2033			45,797	8

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.953s, 2032			34,015	18,708

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.146s, 2045			24,840,295	93,087
Ser. 07-C1, Class XC, IO, 0.079s, 2049			8,890,392	64,073

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			74,000	77,330

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.023s, 2029			46,832	1,358
Ser. 05-C1, Class X1, IO, 0.581s, 2043			2,320,873	25,885

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			55,000	49,088
FRB Ser. 05-GG3, Class B, 4.894s, 2042			111,000	115,262

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038			32,096	33,247

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030			18,662	18,849
Ser. 06-GG6, Class XC, IO, 0.087s, 2038			1,821,816	2,929

GS Mortgage Securities Trust 144A Ser. 06-GG8, Class X, IO, 0.584s, 2039			10,146,670	199,889

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.08s, 2051			214,500	219,047
FRB Ser. 06-LDP7, Class B, 5.871s, 2045			58,000	47,554
FRB Ser. 04-CB9, Class B, 5.663s, 2041			61,000	62,726
Ser. 06-CB16, Class AJ, 5.623s, 2045			150,000	141,794
FRB Ser. 13-C10, Class D, 4.3s, 2047			53,000	48,029
Ser. 06-LDP8, Class X, IO, 0.538s, 2045			1,865,335	27,900
Ser. 07-LDPX, Class X, IO, 0.303s, 2049			5,042,303	46,450

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 05-CB12, Class X1, IO, 0.341s, 2037			2,127,828	17,634

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031			35,110	35,461
Ser. 99-C1, Class G, 6.41s, 2031			37,135	37,878
Ser. 98-C4, Class H, 5.6s, 2035			50,000	54,227

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040			119,000	131,491
FRB Ser. 06-C6, Class AJ, 5.452s, 2039			44,000	47,513
Ser. 06-C7, Class A2, 5.3s, 2038			81,755	85,548

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.638s, 2038			1,236,774	25,868
Ser. 05-C5, Class XCL, IO, 0.465s, 2040			4,255,860	51,134
Ser. 05-C2, Class XCL, IO, 0.32s, 2040			2,358,045	13,533
Ser. 06-C7, Class XCL, IO, 0.279s, 2038			2,182,193	37,610
Ser. 06-C6, Class XCL, IO, 0.237s, 2039			7,036,151	123,337
Ser. 05-C7, Class XCL, IO, 0.21s, 2040			2,799,823	14,234

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.85s, 2050			128,000	134,958

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.847s, 2039			652,173	6,519
Ser. 05-MCP1, Class XC, IO, 0.189s, 2043			2,264,610	24,336

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 5.343s, 2045			384,073	41,979
Ser. 05-C3, Class X, IO, 5.115s, 2044			104,839	9,247

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5 3/4s, 2041			81,529	82,193
Ser. 07-IQ14, Class A2, 5.61s, 2049			28,228	29,031
FRB Ser. 07-HQ12, Class A2, 5.575s, 2049			109,096	111,278

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.466s, 2043			79,143	81,549

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.769s, 2046			472,784	53,680

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 1.898s, 2045			369,953	47,687

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 5.969s, 2046			58,000	58,934
Ser. 07-C30, Class A3, 5.246s, 2043			28,227	29,074
Ser. 07-C34, IO, 0.341s, 2046			1,456,226	17,620

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.326s, 2042			2,852,654	14,634
Ser. 06-C26, Class XC, IO, 0.042s, 2045			1,416,173	3,116

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036			10,000	8,800

				3,794,680
Residential mortgage-backed securities (non-agency) (1.2%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 3.224s, 2036			228,135	190,493

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			1,685,693	214,083

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 10A2, 16.593s, 2036			79,648	74,073
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035			40,000	32,400
Ser. 12-RR10, Class 4A2, 2.639s, 2036			30,000	24,675

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			21,375	20,092
FRB Ser. 12-RR11, Class 5A3, 13.044s, 2037			49,743	31,587
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036			50,000	40,000
FRB Ser. 13-RR2, Class 6A2, 7.471s, 2037			168,732	117,961
Ser. 12-RR11, Class 9A2, 4s, 2037			28,895	29,040
Ser. 12-RR11, Class 3A2, 4s, 2036			38,690	38,786
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			48,321	49,046
FRB Ser. 13-RR2, Class 5A2, 3.518s, 2036			158,586	110,883
FRB Ser. 12-RR12, Class 4A2, 2.859s, 2036			50,000	28,500
Ser. 12-RR11, Class 11A2, 2.6s, 2036			227,478	143,311
Ser. 09-RR7, Class 1A7, IO, 1.83s, 2046			1,972,585	88,766
Ser. 09-RR7, Class 2A7, IO, 1.636s, 2047			2,147,949	88,710

Bear Stearns Mortgage Funding Trust Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			334,423	10,768

Nomura Resecuritization Trust FRB Ser. 11-4RA, Class 1A10, 2.609s, 2036			111,092	68,877

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR13, Class 2A, 2.462s, 2046			439,557	395,712
FRB Ser. 06-AR1, Class 2A1B, 1.247s, 2046			123,029	106,113
FRB Ser. 05-AR8, Class B1, 0.874s, 2045			316,392	148,704
FRB Ser. 05-AR13, Class A1C3, 0.694s, 2045			115,374	90,569
FRB Ser. 05-AR9, Class A1C3, 0.684s, 2045			134,094	116,662
FRB Ser. 05-AR13, Class A1B3, 0.564s, 2045			65,994	57,085

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-12, Class A6, 5 1/2s, 2037			138,139	143,189
Ser. 05-9, Class 2A9, 5 1/4s, 2035			100,000	105,000

				2,565,085

Total mortgage-backed securities (cost $6,743,222)				$7,506,816

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (2.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$40,000	$32,100

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			150,000	148,650

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			555,000	467,588

Canada (Government of) bonds 3 1/2s, 2020 (Canada)		CAD	2,300,000	2,559,490

Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029 (Canada)		CAD	200,000	288,332

Canada (Government of) notes 4s, 2017 (Canada)		CAD	1,500,000	1,639,789

Poland (Government of) sr. unsec. bonds 5s, 2022 (Poland)			$115,000	131,379

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			135,000	144,450

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013 (Ukraine)			400,000	401,960

Total foreign government and agency bonds and notes (cost $5,759,256)				$5,813,738

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust			11,018	$1,724,868

Total investment Companies (cost $1,363,628)				$1,724,868

COMMODITY LINKED NOTES (0.8%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$669,000	$692,816

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			171,000	150,908

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			669,000	693,611

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			171,000	150,975

Total commodity Linked Notes (cost $1,680,000)				$1,688,310

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			$75,000	$69,431

First Data Corp. bank term loan FRN 5.204s, 2017			10,568	10,594

First Data Corp. bank term loan FRN 4.204s, 2018			99,303	98,956

Intelsat SA bank term loan FRN 3.205s, 2014 (Luxembourg)			85,000	84,920

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.733s, 2017			130,971	92,858

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			9,466	7,271

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 3/4s, 2020			10,073	10,129

West Corp. bank term loan FRN Ser. B8, 4 1/4s, 2018			8,640	8,769

Total senior loans (cost $396,801)				$382,928

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			93	$91,971

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			1,430	38,896

M/I Homes, Inc. $2.438 pfd.(NON)			880	22,088

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			98	77,160

Total preferred stocks (cost $180,171)				$230,115

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Altra Holdings, Inc. cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$19,000	$22,681

Exide Technologies cv. sr. sub. notes FRN zero %, 2013			35,000	32,900

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			20,000	23,513

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			25,000	25,516

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			12,000	13,470

Total convertible bonds and notes (cost $108,895)				$118,080

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)(NON)			1,083	$22,700

EPR Properties Ser. C, $1.44 cv. pfd.			1,280	29,402

General Motors Co. Ser. B, $2.375 cv. pfd.			943	40,667

United Technologies Corp. $3.75 cv. pfd.			400	23,940

Total convertible preferred stocks (cost $117,620)				$116,709

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$20,000	$21,048
4.071s, 1/1/14			50,000	51,121

Total municipal bonds and notes (cost $70,000)				$72,169

PURCHASED EQUITY OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

AIA Group, Ltd. (Put)	Apr-13/HKD 33.52		2,000	$44

European Aeronautic Defence and Space Co. NV (Put)	Apr-13/EUR 40.93		161	308

Pernod-Ricard SA (Put)(F)	Apr-13/EUR 97.62		136	275

SABMiller PLC (Put)	Apr-13/GBP 34.41		332	127

Sun Hung Kai Properties, Ltd. (Put)	Apr-13/HKD 102.02		1,000	20

Total purchased equity options outstanding (cost $943)				$774

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$ 0.01	7,932	$152

Total warrants (cost $1,586)				$152

SHORT-TERM INVESTMENTS (25.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			39,791,115	$39,791,115

Putnam Cash Collateral Pool, LLC 0.19%(d)			8,378,240	8,378,240

SSgA Prime Money Market Fund 0.02%(P)			1,480,000	1,480,000

Straight-A Funding, LLC 144A commercial paper with effective yields ranging from 0.186% to 0.190%, April 18, 2013			$1,300,000	1,299,883

U.S. Treasury Bills with effective yields ranging from 0.140% to 0.142%, February 6, 2014			120,000	119,854

U.S. Treasury Bills with effective yields ranging from 0.128% to 0.135%, January 9, 2014			351,000	350,639

U.S. Treasury Bills with effective yields ranging from 0.128% to 0.170%, October 17, 2013(SEG)			2,702,000	2,699,493

U.S. Treasury Bills with effective yields ranging from 0.167% to 0.168%, May 30, 2013(SEG)			267,000	266,926

U.S. Treasury Bills with effective yields ranging from 0.174% to 0.176%, May 2, 2013(SEG)			130,000	129,980

U.S. Treasury Bills with effective yields ranging from 0.169% to 0.173%, April 4, 2013			461,000	460,993

Total short-term investments (cost $54,977,123)				$54,977,123

TOTAL INVESTMENTS

Total investments (cost $226,786,787)(b)				$248,748,494

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $73,562,830) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$213,853	$213,223	$(630)
	Canadian Dollar	Sell	4/17/13	296,104	300,506	4,402
	Chilean Peso	Buy	4/17/13	253,716	251,260	2,456
	Euro	Sell	6/19/13	3,088,278	3,125,192	36,914
	Japanese Yen	Buy	5/15/13	186,049	185,655	394
	Japanese Yen	Sell	5/15/13	186,049	189,394	3,345
	Peruvian New Sol	Buy	4/17/13	247,916	251,054	(3,138)
	Swedish Krona	Sell	6/19/13	312,081	314,381	2,300
	Swiss Franc	Sell	6/19/13	377,071	380,291	3,220
Barclays Bank PLC
	Australian Dollar	Buy	4/17/13	1,181,302	1,176,839	4,463
	Brazilian Real	Buy	4/17/13	254,919	258,271	(3,352)
	British Pound	Sell	6/19/13	375,002	374,684	(318)
	Canadian Dollar	Sell	4/17/13	367,153	374,366	7,213
	Chilean Peso	Buy	4/17/13	351,768	348,204	3,564
	Euro	Buy	6/19/13	834,306	847,890	(13,584)
	Hong Kong Dollar	Sell	5/15/13	86,498	86,617	119
	Indonesian Rupiah	Buy	5/15/13	189,916	189,925	(9)
	Japanese Yen	Buy	5/15/13	487,654	485,969	1,685
	Japanese Yen	Sell	5/15/13	487,654	493,333	5,679
	Malaysian Ringgit	Buy	5/15/13	152,001	152,089	(88)
	Mexican Peso	Buy	4/17/13	214,559	205,931	8,628
	New Zealand Dollar	Buy	4/17/13	288,894	284,249	4,645
	New Zealand Dollar	Sell	4/17/13	288,894	282,176	(6,718)
	Norwegian Krone	Buy	6/19/13	22,532	20,541	1,991
	Russian Ruble	Buy	6/19/13	102,418	102,875	(457)
	Singapore Dollar	Buy	5/15/13	52,813	52,889	(76)
	South Korean Won	Buy	5/15/13	220,800	224,803	(4,003)
	South Korean Won	Sell	5/15/13	220,800	220,708	(92)
	Swedish Krona	Buy	6/19/13	414,346	417,930	(3,584)
	Swiss Franc	Sell	6/19/13	287,759	289,289	1,530
	New Taiwan Dollar	Buy	5/15/13	43,223	43,922	(699)
	Turkish Lira	Buy	6/19/13	86,787	88,187	(1,400)
Citibank, N.A.
	Australian Dollar	Buy	4/17/13	1,266,171	1,258,029	8,142
	Brazilian Real	Sell	4/17/13	368,742	374,257	5,515
	British Pound	Buy	6/19/13	2,775,077	2,744,350	30,727
	Canadian Dollar	Sell	4/17/13	867,745	881,606	13,861
	Danish Krone	Buy	6/19/13	149,277	151,525	(2,248)
	Euro	Sell	6/19/13	1,023,868	1,038,137	14,269
	Japanese Yen	Buy	5/15/13	665,873	666,167	(294)
	South Korean Won	Buy	5/15/13	52,161	56,192	(4,031)
	Swedish Krona	Buy	6/19/13	209,724	211,498	(1,774)
	Swiss Franc	Sell	6/19/13	420,725	422,925	2,200
	Thai Baht	Buy	5/15/13	195,341	191,297	4,044
	Turkish Lira	Buy	6/19/13	81,425	82,879	(1,454)
Credit Suisse International
	Australian Dollar	Buy	4/17/13	368,286	366,335	1,951
	Brazilian Real	Buy	4/17/13	192,473	195,087	(2,614)
	British Pound	Sell	6/19/13	44,047	44,458	411
	Canadian Dollar	Sell	4/17/13	1,033,855	1,045,711	11,856
	Chilean Peso	Buy	4/17/13	254,077	251,493	2,584
	Chinese Yuan	Buy	5/15/13	156,410	155,660	750
	Czech Koruna	Buy	6/19/13	123,724	126,714	(2,990)
	Czech Koruna	Sell	6/19/13	123,724	126,951	3,227
	Euro	Buy	6/19/13	497,505	502,312	(4,807)
	Euro	Sell	6/19/13	497,505	502,306	4,801
	Japanese Yen	Sell	5/15/13	609,602	636,966	27,364
	Mexican Peso	Buy	4/17/13	384,862	370,942	13,920
	New Zealand Dollar	Buy	4/17/13	29,926	30,081	(155)
	Norwegian Krone	Buy	6/19/13	212,211	213,528	(1,317)
	Norwegian Krone	Sell	6/19/13	212,211	214,376	2,165
	Philippine Peso	Buy	5/15/13	116,740	117,532	(792)
	Polish Zloty	Buy	6/19/13	23,653	23,852	(199)
	Russian Ruble	Buy	6/19/13	433,303	436,271	(2,968)
	South Korean Won	Buy	5/15/13	85,925	92,160	(6,235)
	Swedish Krona	Buy	6/19/13	208,927	211,370	(2,443)
	Swiss Franc	Buy	6/19/13	465,012	467,441	(2,429)
	New Taiwan Dollar	Buy	5/15/13	41,653	42,283	(630)
	Turkish Lira	Buy	6/19/13	22,162	23,430	(1,268)
Deutsche Bank AG
	Brazilian Real	Buy	4/17/13	65,212	65,930	(718)
	British Pound	Buy	6/19/13	84,448	84,382	66
	British Pound	Sell	6/19/13	84,448	83,439	(1,009)
	Canadian Dollar	Sell	4/17/13	338,911	338,279	(632)
	Euro	Buy	6/19/13	212,392	213,468	(1,076)
	Euro	Sell	6/19/13	212,392	215,438	3,046
	Japanese Yen	Sell	5/15/13	416,014	424,044	8,030
	Mexican Peso	Buy	4/17/13	104,907	98,629	6,278
	Norwegian Krone	Sell	6/19/13	277,195	275,675	(1,520)
	Polish Zloty	Buy	6/19/13	156,112	159,535	(3,423)
	Singapore Dollar	Buy	5/15/13	248,989	249,115	(126)
	Singapore Dollar	Sell	5/15/13	248,989	247,194	(1,795)
	South Korean Won	Buy	5/15/13	55,131	59,357	(4,226)
	Swedish Krona	Buy	6/19/13	234,405	236,312	(1,907)
	Swiss Franc	Sell	6/19/13	417,035	419,184	2,149
	Turkish Lira	Buy	6/19/13	206,627	207,155	(528)
Goldman Sachs International
	British Pound	Sell	6/19/13	157,504	156,046	(1,458)
	Canadian Dollar	Sell	4/17/13	212,852	208,600	(4,252)
	Euro	Sell	6/19/13	626,403	635,770	9,367
	Japanese Yen	Buy	5/15/13	211,669	211,222	447
	Japanese Yen	Sell	5/15/13	211,669	214,206	2,537
	Norwegian Krone	Sell	6/19/13	206,595	210,529	3,934
HSBC Bank USA, National Association
	British Pound	Sell	6/19/13	3,473,136	3,430,896	(42,240)
	Canadian Dollar	Sell	4/17/13	123,598	123,885	287
	Euro	Sell	6/19/13	68,745	72,790	4,045
	Japanese Yen	Buy	5/15/13	223,253	222,782	471
	Japanese Yen	Sell	5/15/13	223,253	224,907	1,654
	Norwegian Krone	Buy	6/19/13	18,708	18,710	(2)
	Norwegian Krone	Sell	6/19/13	18,708	18,908	200
	Philippine Peso	Buy	5/15/13	126,632	127,798	(1,166)
	Russian Ruble	Buy	6/19/13	269,364	271,624	(2,260)
	South Korean Won	Buy	5/15/13	85,884	90,794	(4,910)
	Swiss Franc	Sell	6/19/13	314,226	317,084	2,858
	Turkish Lira	Buy	6/19/13	141,290	141,348	(58)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/13	1,380,266	1,370,554	9,712
	Brazilian Real	Buy	4/17/13	254,968	258,011	(3,043)
	British Pound	Buy	6/19/13	412,366	407,473	4,893
	Canadian Dollar	Sell	4/17/13	1,329,467	1,358,281	28,814
	Chilean Peso	Buy	4/17/13	188,305	185,433	2,872
	Chinese Yuan	Buy	5/15/13	156,394	155,741	653
	Euro	Buy	6/19/13	337,314	337,539	(225)
	Japanese Yen	Buy	5/15/13	535,876	534,021	1,855
	Malaysian Ringgit	Buy	5/15/13	151,937	151,711	226
	Mexican Peso	Buy	4/17/13	324,744	312,514	12,230
	Norwegian Krone	Sell	6/19/13	109,212	110,109	897
	Polish Zloty	Buy	6/19/13	27,163	27,740	(577)
	Russian Ruble	Buy	6/19/13	18,923	19,047	(124)
	South Korean Won	Buy	5/15/13	161,360	164,251	(2,891)
	South Korean Won	Sell	5/15/13	161,360	161,125	(235)
	Swedish Krona	Buy	6/19/13	1,148,646	1,160,932	(12,286)
	Swiss Franc	Sell	6/19/13	314,226	318,249	4,023
	New Taiwan Dollar	Buy	5/15/13	58,071	59,666	(1,595)
	Turkish Lira	Buy	6/19/13	23,475	24,738	(1,263)
Royal Bank of Scotland PLC (The)
	British Pound	Sell	6/19/13	4,793,619	4,723,502	(70,117)
	Japanese Yen	Buy	5/15/13	191,530	195,034	(3,504)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/13	942,400	939,277	3,123
	Brazilian Real	Buy	4/17/13	194,696	197,423	(2,727)
	British Pound	Sell	6/19/13	258,203	255,073	(3,130)
	Canadian Dollar	Sell	4/17/13	1,284,298	1,303,508	19,210
	Chilean Peso	Buy	4/17/13	285,481	282,423	3,058
	Colombian Peso	Buy	4/17/13	246,137	250,278	(4,141)
	Czech Koruna	Buy	6/19/13	75,409	77,403	(1,994)
	Czech Koruna	Sell	6/19/13	75,409	76,864	1,455
	Euro	Sell	6/19/13	485,834	492,872	7,038
	Japanese Yen	Buy	5/15/13	648,629	640,606	8,023
	Japanese Yen	Sell	5/15/13	648,629	659,335	10,706
	Mexican Peso	Buy	4/17/13	57,716	53,361	4,355
	Polish Zloty	Buy	6/19/13	21,761	22,194	(433)
	South Korean Won	Buy	5/15/13	101,386	109,683	(8,297)
	Swedish Krona	Buy	6/19/13	207,303	210,080	(2,777)
	Swiss Franc	Sell	6/19/13	523,745	529,011	5,266
	Turkish Lira	Buy	6/19/13	77,102	78,452	(1,350)
UBS AG
	Australian Dollar	Buy	4/17/13	597,724	592,128	5,596
	British Pound	Buy	6/19/13	5,608,326	5,537,932	70,394
	Canadian Dollar	Sell	4/17/13	1,246,313	1,264,891	18,578
	Chilean Peso	Buy	4/17/13	382,021	378,803	3,218
	Chilean Peso	Sell	4/17/13	382,021	380,648	(1,373)
	Czech Koruna	Buy	6/19/13	66,353	68,103	(1,750)
	Czech Koruna	Sell	6/19/13	66,353	67,610	1,257
	Euro	Buy	6/19/13	2,845,361	2,883,412	(38,051)
	Japanese Yen	Sell	5/15/13	795,250	821,113	25,863
	Mexican Peso	Buy	4/17/13	32,896	29,273	3,623
	Norwegian Krone	Buy	6/19/13	212,194	213,518	(1,324)
	Norwegian Krone	Sell	6/19/13	212,194	212,177	(17)
	Philippine Peso	Buy	5/15/13	19,638	19,921	(283)
	Russian Ruble	Buy	6/19/13	418,142	421,064	(2,922)
	Russian Ruble	Sell	6/19/13	418,142	420,992	2,850
	Singapore Dollar	Buy	5/15/13	226,170	226,335	(165)
	Singapore Dollar	Sell	5/15/13	226,170	224,522	(1,648)
	Swedish Krona	Buy	6/19/13	121,968	125,442	(3,474)
	Swiss Franc	Sell	6/19/13	513,622	516,189	2,567
	New Taiwan Dollar	Buy	5/15/13	51,112	51,868	(756)
	Turkish Lira	Buy	6/19/13	179,759	180,067	(308)
WestPac Banking Corp.
	Australian Dollar	Sell	4/17/13	1,171,942	1,167,359	(4,583)
	British Pound	Sell	6/19/13	493,624	487,145	(6,479)
	Canadian Dollar	Sell	4/17/13	333,203	339,299	6,096
	Euro	Sell	6/19/13	576,896	585,648	8,752
	Japanese Yen	Sell	5/15/13	843,984	869,169	25,185
	Mexican Peso	Buy	4/17/13	117,810	114,627	3,183
	New Zealand Dollar	Buy	4/17/13	288,894	284,284	4,610
	New Zealand Dollar	Sell	4/17/13	288,884	281,978	(6,906)

Total						$255,035

FUTURES CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	31	$3,924,757	Jun-13	$51,346
Canadian Government Bond 10 yr (Short)	28	3,721,573	Jun-13	(83,627)
Euro STOXX 50 Index (Long)	132	4,321,478	Jun-13	(18,002)
Euro STOXX 50 Index (Short)	69	2,258,954	Jun-13	80,266
FTSE 100 Index (Long)	21	2,026,505	Jun-13	(1,790)
FTSE 100 Index (Short)	20	1,930,005	Jun-13	26,993
MSCI EAFE Index Mini (Long)	6	497,760	Jun-13	(4,192)
NASDAQ 100 Index E-Mini (Short)	63	3,541,860	Jun-13	(34,565)
OMXS 30 Index (Short)	40	730,448	Apr-13	(307)
Russell 2000 Index Mini (Long)	61	5,788,290	Jun-13	57,363
Russell 2000 Index Mini (Short)	26	2,467,140	Jun-13	(63,622)
S&P 500 Index (Long)	3	1,172,025	Jun-13	19,226
S&P 500 Index E-Mini (Long)	381	29,769,435	Jun-13	581,216
S&P 500 Index E-Mini (Short)	174	13,595,490	Jun-13	(54,457)
S&P Mid Cap 400 Index E-Mini (Long)	59	6,790,900	Jun-13	216,966
S&P Mid Cap 400 Index E-Mini (Short)	37	4,258,700	Jun-13	(110,660)
S&P/TSX 60 Index (Long)	25	3,587,636	Jun-13	15,651
SGX MSCI Singapore Index (Short)	6	360,672	Apr-13	(1,964)
SPI 200 Index (Short)	16	2,068,558	Jun-13	41,594
Tokyo Price Index (Long)	29	3,199,288	Jun-13	144,345
Tokyo Price Index (Short)	20	2,206,406	Jun-13	(99,740)
U.K. Gilt 10 yr (Long)	22	3,970,565	Jun-13	160,264
U.S. Treasury Bond 30 yr (Long)	34	4,911,938	Jun-13	11,896
U.S. Treasury Bond Ultra 30 yr (Long)	8	1,260,750	Jun-13	(8,703)
U.S. Treasury Note 2 yr (Long)	33	7,274,953	Jun-13	(578)
U.S. Treasury Note 2 yr (Short)	26	5,731,781	Jun-13	357
U.S. Treasury Note 5 yr (Long)	59	7,319,227	Jun-13	7,200
U.S. Treasury Note 10 yr (Long)	25	3,299,609	Jun-13	4,835
U.S. Treasury Note 10 yr (Short)	61	8,051,047	Jun-13	(12,030)

Total				$925,281

WRITTEN EQUITY OPTIONS OUTSTANDING at 3/31/13 (premiums $943) (Unaudited)

	Expiration	Contract
	Date/strike price	amount	Value

AIA Group, Ltd. (Call)	Apr-13/HKD33.52	2,000	$174
European Aeronautic Defence and Space Co. NV (Call)	Apr-13/EUR40.93	161	54
Pernod-Ricard SA (Call)	Apr-13/EUR97.62	136	223
SABMiller PLC (Call)	Apr-13/GBP34.41	332	246
Sun Hung Kai Properties, Ltd. (Call)	Apr-13/HKD102.02	1,000	383

Total			$1,080

TBA SALE COMMITMENTS OUTSTANDING at 3/31/13 (proceeds receivable $3,129,883) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Government National Mortgage Association, 3s, April 1, 2043	$3,000,000	4/18/13	$3,132,422

Total			$3,132,422

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$10,220,000	(E)	$(10,802)	6/19/15	0.40%	3 month USD-LIBOR-BBA	$236
		3,860,000	(E)	(30,279)	6/19/18	1.00%	3 month USD-LIBOR-BBA	(20,745)
		1,520,000	(E)	(33,763)	6/19/23	2.00%	3 month USD-LIBOR-BBA	(20,447)
		50,000	(E)	(1,433)	6/19/43	3.00%	3 month USD-LIBOR-BBA	(1,085)
	Credit Suisse International
		2,600,000	(E)	9,907	6/19/18	3 month USD-LIBOR-BBA	1.00%	3,485
		100,000	(E)	1,073	6/19/43	3 month USD-LIBOR-BBA	3.00%	377
		400,000	(E)	4,730	6/19/23	3 month USD-LIBOR-BBA	2.00%	1,226
		3,700,000	(E)	4,642	6/19/15	3 month USD-LIBOR-BBA	0.40%	646
	MXN	5,250,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	44,212
	Deutsche Bank AG
	MXN	5,250,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	44,331
	JPMorgan Chase Bank N.A.
	MXN	750,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	6,687
	MXN	8,485,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(48,381)
	MXN	1,330,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	10,294

	Total							$20,836
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$22,542	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(108)
	736,904	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,524)
	154,276	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(738)
	5,448	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	24
	17,163	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	75
	137,961	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	807
	317,183	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,392
	155,565	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	683
	28,605	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	126
	92,856	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	408
	67,332	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	296
	120,073	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(584)
	85,695	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	417
Citibank, N.A.
	61,136	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	268
baskets	82	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	486,818
units	1,897	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(286,791)
Credit Suisse International
	$505,421	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	3,191
Goldman Sachs International
	27,466	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(131)
	27,680	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(121)
	55,651	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(266)
	55,651	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(266)
	487,958	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,334)
	205,940	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(899)
	45,395	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(198)
	15,194	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(73)
	31,002	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(135)
	314,739	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,701)
	539,383	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,580)
JPMorgan Chase Bank N.A.
	70,308	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(307)

Total						$193,749

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America N.A.
	DJ CDX NA CMBX BBB Index	BBB-/P	$482		$8,000	5/11/63	300 bp	$(70)
	DJ CDX NA CMBX BBB Index	BBB-/P	752		11,000	5/11/63	300 bp	(7)
	DJ CDX NA CMBX BBB Index	BBB-/P	926		15,000	5/11/63	300 bp	(109)
	DJ CDX NA CMBX BBB Index	BBB-/P	912		16,000	5/11/63	300 bp	(192)
	Barclays Bank PLC
	DJ CDX NA HY Series 19 Index	B+/P	(1,350)		180,000	12/20/17	500 bp	6,494
	DJ CDX NA IG Series 20 Index	BBB+/P	(1,141)		315,000	6/20/18	100 bp	431
	Citibank, N.A.
	DJ CDX NA IG Series 20 Index	BBB+/P	(8,079)		1,655,000	6/20/18	100 bp	228
	Credit Suisse International
	DJ CDX NA HY Series 19 Index	B+/P	11,025		4,410,000	12/20/17	500 bp	203,198
	DJ CDX NA IG Series 20 Index	BBB+/P	(4,746)		960,000	6/20/18	100 bp	72
	Deutsche Bank AG
	DJ CDX NA HY Series 19 Index	B+/P	9,241		7,393,000	12/20/17	500 bp	331,403
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+	—	EUR	90,000	9/20/13	715 bp	4,170
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	125,000	9/20/13	535 bp	3,959
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	125,000	9/20/13	477 bp	3,478
	Goldman Sachs International
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$65,000	9/20/13	495 bp	1,587
	DJ CDX NA IG Series 20 Index	BBB+/P	(934)		170,000	6/20/18	100 bp	(53)
	JPMorgan Chase Bank N.A.
	DJ CDX NA HY Series 19 Index	B+/P	(29,039)		1,787,000	12/20/17	500 bp	48,833

	Total							$603,422

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
MXN	Mexican Peso
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $213,421,405.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $227,984,380, resulting in gross unrealized appreciation and depreciation of $23,927,745 and $3,163,631, respectively, or net unrealized appreciation of $20,764,114.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $19,935, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund , which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$32,926,752	$3,745,227	$36,671,979	$5,786	$—
	Putnam Short Term Investment Fund *	—	42,896,190	3,105,075	3,327	39,791,115
	Totals	$32,926,752	$46,641,417	$39,777,054	$9,113	$39,791,115
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $8,222,226. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $8,378,240, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $73,630,016 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $447,953 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $114,742 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,436,939	$539,109	$—
Capital goods	6,516,322	376,384	13,017
Communication services	4,959,866	164,878	—
Conglomerates	1,995,891	114,955	—
Consumer cyclicals	11,650,535	903,357	—
Consumer staples	9,399,138	729,423	644
Energy	9,504,394	136,573	—
Financials	17,223,817	2,132,701	—
Health care	13,099,579	368,670	—
Technology	17,404,463	533,802	—
Transportation	1,186,699	250,578	—
Utilities and power	2,973,092	272,760	—
Total common stocks	101,350,735	6,523,190	13,661
Commodity linked notes	—	1,688,310	—
Convertible bonds and notes	—	118,080	—
Convertible preferred stocks	23,940	92,769	—
Corporate bonds and notes	—	38,948,328	—
Foreign government and agency bonds and notes	—	5,813,738	—
Investment companies	1,724,868	—	—
Mortgage-backed securities	—	7,506,816	—
Municipal bonds and notes	—	72,169	—
Preferred stocks	—	230,115	—
Purchased equity options outstanding	—	774	—
Senior loans	—	382,928	—
U.S. Government and Agency Mortgage Obligations	—	29,280,798	—
Warrants	—	—	152
Short-term investments	41,271,115	13,706,008	—

Totals by level	$144,370,658	$104,364,023	$13,813

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$255,035	$—
Futures contracts	925,281	—	—
Written equity options outstanding	—	(1,080)	—
TBA sale commitments	—	(3,132,422)	—
Interest rate swap contracts	—	76,761	—
Total return swap contracts	—	193,749	—
Credit default contracts	—	625,373	—

Totals by level	$925,281	$(1,982,584)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$628,823	$3,450
Foreign exchange contracts	595,885	340,850
Equity contracts	1,671,364	677,170
Interest rate contracts	383,345	181,902

Total	$3,279,417	$1,203,372

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	3,000
Written equity option contracts (number of contracts)	3,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$113,700,000
OTC interest rate swap contracts (notional)	$33,400,000
OTC total return swap contracts (notional)	$22,700,000
OTC credit default swap contracts (notional)	$17,300,000
Warrants (number of warrants)	8,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013